As filed with the Securities and Exchange Commission on April 6, 2005

Securities Act Registration No. 33-43628

Investment Company Act Registration No. 811-6465

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 37

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 37

The Travelers Series Trust

(Exact Name of Registrant as Specified in Charter)

One Cityplace

Hartford, CT 06103

(Address of Principal Executive Offices)

(860)308-1000

(Registrant’s Telephone Number, including Area Code)

Ernest J. Wright, Assistant Secretary

The Travelers Series Trust

One Cityplace

Hartford, CT 06103

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

[    ] Immediately upon filing pursuant to paragraph 485(b)

[    ] On       pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] On (date) pursuant to paragraph (a)(1)

[    ] 75 days after filing pursuant to paragraph (a)(2) of rule 485

[ X] On May 21, 2005 pursuant to paragraph (a)(2)

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

The Travelers Series Trust

Prospectus

May 21, 2005

STRATEGIC EQUITY PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (the “Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Strategic Equity Portfolio

Investment objective

Capital appreciation

Principal investment strategies

Key investments  Fidelity Management & Research Company (FMR), the fund’s subadviser, normally invests at least 80% of the fund’s assets in equity securities. FMR normally invests the fund’s assets primarily in common stocks.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 5-7.

Selection process

FMR is not constrained to any particular investment style. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the fund may not achieve its objective.

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Principal risks of investing in the fund

While investing in growth and value securities can bring benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	Stock markets decline.
•	Value and/or growth stocks are temporarily out of favor.
•	An adverse event, such as negative press reports about a company in the fund, depresses the value of the company’s stock.
•	The subadviser’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
•	Key economic trends become materially unfavorable.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

Shareholder Notice:

The following policy is subject to change only upon 60 days’ prior notice to shareholders: the fund normally invests at least 80% of its assets in equity securities.

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Fund Performance

The performance shown in the bar chart, quarterly returns and risk return table below is for funds predecessor fund, Strategic Equity Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses. On September 15, 2003, FMR succeeded Alliance Capital Management L.P. (“Alliance”) as subadviser to the fund.

Quarterly returns:  Highest: 31.22% in 4th quarter 1998; Lowest: -21.34% in 3rd quarter 2001

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2004)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	10.23%	(7.22)%	10.21%	10.08%
S&P 500 Index		10.87%	(2.30)%	12.07%	n/a

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index. The S&P 500 Index is a market-value weighted index comprised of 500 widely held common stocks. An investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the fund as a % of net assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses*	0.05%
Total annual fund operating expenses	0.85%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

 * Other expenses are based on estimated amounts for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$87	$271	$471	$1049

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. This example does not include expenses incurred from investing through a Separate Account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objective and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.	Although the fund invests primarily in U.S. equity securities, it may also invest in foreign securities.

Equity investments	Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Fixed income investments

Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

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Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the subadviser believes are of comparable quality to investment grade securities.

The fund may invest in these securities primarily for their capital appreciation potential.

High yield, lower quality securities (junk bonds)

The fund may invest in fixed income securities that are high yield, lower quality securities (junk bonds) rated by a rating organization below its top four long term rating categories or unrated securities determined by the subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

Foreign investments

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issues, and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

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Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing	In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund’s performance and the fund may not achieve its investment objective.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”).

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

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Management

The manager

Travelers Investment Adviser Inc. (“TIA” or the “manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”). TIA is located at 399 Park Avenue, New York, New York 10022. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees TIA receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
Strategic Equity Portfolio (formerly Alliance Growth Portfolio)	0.80%	0.80%

The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund’s portfolio manager.

Fund	Portfolio Manager	Business Experience
Strategic Equity Portfolio	Adam Hetnarski (since September 15, 2003) Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109	Vice President and Portfolio Manager, Fidelity Management & Research Company. Mr. Hetnarski joined Fidelity Management & Research Company in 1991. Since joining Fidelity Management & Research Company, he has worked as a research analyst and portfolio manager.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

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Additional information about the subadviser

Fidelity Management & Research Company (“FMR Co.”), located at 82 Devonshire Street, Boston, Massachusetts 02109, acts as the subadviser for the fund. As of December 31, 2004, FMR Co. had approximately $932.8 billion in total assets under management.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

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Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

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Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or

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quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

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Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

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The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Strategic Equity Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

VAN KAMPEN ENTERPRISE PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Van Kampen Enterprise Portfolio

Investment objective

Capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

Principal investment strategies

Key investments  The fund invests primarily in common stocks of growth companies.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 5-7.

Selection process

The subadviser seeks growth opportunities by investing in any market capitalization range. The subadviser emphasizes growth companies but may also invest in companies in cyclical industries during periods when their securities appear attractive to the subadviser for capital appreciation.

The subadviser looks for companies with a combination of strong business fundamentals at an attractive valuation. These characteristics include:

•	Established records of growth in sales
•	Established records of growth in earnings
•	Entering a growth cycle with the expectation that the stock of the company will increase in value

The subadviser may sell a security when it is advisable based on the following factors:

•	Change in economic or market factors in general or within a particular industry
•	Change in market trends or other factors affecting an individual security
•	Changes in the relative market performance or appreciation possibilities of an individual security
•	Other circumstances relating to the desirability of a given investment

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Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	The U.S. stock market declines.
•	Large, small or medium capitalization companies fall out of favor with investors.
•	An adverse event, such as negative press reports about a company in the fund’s portfolio, depresses the value of the company’s stock or industry.
•	The subadviser’s judgment about the attractiveness, value or potential appreciation of a particular stock or industry proves to be incorrect.
•	Key economic trends become materially unfavorable.

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

•	Have more volatile share prices
•	Have more limited product lines
•	Have fewer capital resources
•	Have more limited management depth
•	Experience sharper swings in market prices
•	Be harder to sell at times and prices the manager believes appropriate
•	Offer greater potential for gains and losses

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

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Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor fund, Van Kampen Enterprise Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:  Highest: 25.03% in 4th quarter 1998; Lowest: -21.73% in 1st quarter 2001

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2004)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	3.88%	(9.13)%	7.43%	n/a
Russell Index		6.30%	(9.29)%	9.59%

Comparative

performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Russell 1000 Growth Index (“Russell Index”). The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the Fund as a % of net assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses*	0.10%
Total annual fund operating expenses	0.80%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimated amounts for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$82	$255	$444	$990

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objective and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Equity investments	The fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Fixed income investments

The fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

5

Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund’s minimum acceptable credit rating of investment grade. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

Foreign and emerging market investments

The fund may invest up to 15% of its total assets in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

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Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”).

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

7

Management

The manager

Travelers Investment Adviser Inc. (“TIA” or the “manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”) TIA is located at 399 Park Avenue, New York, New York 10022. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Fees TIA receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
Van Kampen Enterprise Portfolio	0.70%	0.70%

The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund’s portfolio managers.

Fund	Portfolio Manager	Business Experience
Van Kampen Enterprise Portfolio	Systematic Strategies Group of Van Kampen Asset Management Van Kampen Asset Management Inc. 1 Parkview Plaza P.O. Box 5555 Oakbrook Terrace, IL 60181-5555
	Sandip Bhagat (team leader) (since 2004) Van Kampen Asset Management	Managing Director, Van Kampen Asset Management.
	Feng Chang (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management.
	Kevin Jung (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management.
	Leah Modigliani (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management
	Hooman Yaghoobi (since 2004) Van Kampen Asset Management	Executive Director, Van Kampen Asset Management

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

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Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Van Kampen Asset Management is a wholly owned subsidiary of Van Kampen Investments (“Van Kampen”). Van Kampen is a diversified asset management company. Van Kampen has more than $431 billion under management or supervision as of December 31, 2004.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

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Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

10

Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or

11

official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

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Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

13

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Van Kampen Enterprise Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (“the Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

AIM Capital Appreciation Portfolio

Investment objective

Capital appreciation.

Principal investment strategies

Key investments  The fund invests principally in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 5-7.

Selection process

The subadviser emphasizes individual security selection while diversifying the fund’s investments across industries, which may help to reduce risk. The subadviser seeks to identify companies having a consistent record of long-term, above-average growth in earnings, as well as companies that are only beginning to experience significant and sustainable earnings growth. The subadviser will invest without regard to market capitalization.

In selecting individual companies for investment, the subadviser looks for the following:

•	New or innovative products, services or processes that should enhance future earnings
•	Increasing market share
•	Experienced and effective management
•	Competitive advantages

The subadviser then considers whether to sell a particular security when it no longer meets these criteria.

In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes the fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

2

Principal risks of investing in the fund

While investing in smaller growth securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	The U.S. stock market declines.
•	An adverse event, such as negative press reports about a company in the fund’s portfolio, depresses the value of the company’s stock.
•	The subadviser’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
•	Key economic trends become materially unfavorable.

The fund may invest in relatively new or unseasoned companies that are in their early stages of development. Smaller, unseasoned companies present greater risks than securities of larger, more established companies because:

•	They may be dependent on a small number of products or services for their revenues
•	They may lack substantial capital reserves to make needed capital investments or absorb losses
•	They may have less experienced management
•	Their securities may be less widely traded, less liquid and more volatile
•	Recession or adverse economic trends are more likely to sharply and negatively affect their earnings and financial condition
•	Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and potential lack of strict financial and accounting controls and standards.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

3

Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor fund, AIM Capital Appreciation Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year.

Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:  Highest: 35.92% in 4th quarter 1999; Lowest: -23.04% in 3rd quarter 2001

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2003)
	Inception Date	1 year	Five years	Since inception
Fund	10/10/95	6.50%	(6.46)%	4.40%
S&P 500 Index		10.81%	(2.30)%	17.01	%*
Lipper Variable Multi-Cap Growth Fund Average		10.40%	(7.07)%	8.15	%**

 * Index comparison begins on 10/10/95.

** Index comparison begins on 10/31/95 since index comparison is not available from the fund’s inception date.

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lipper Variable Multi-Cap Growth Fund Average, an average of the performance of the 110 largest multi-cap growth mutual funds tracked by Lipper Inc., an independent mutual-fund performance monitor, and the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks. Figures for the Indices include reinvestment of dividends. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the Fund as a % of net assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses*	0.05%
Total annual fund operating expenses	0.85%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimates for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$87	$271	$471	$1,049

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.

4

More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objective and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Equity investments	The fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Fixed income investments

The fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

5

Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

Foreign investments

The fund may invest up to 20% of its total assets in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issuers and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

Special Situations	The fund may invest in “special situations.” A special situation arises when, in the opinion of management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

6

Derivatives and hedging techniques

The fund may use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”).

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

7

Management

The Manager

Travelers Investment Adviser Inc. (“TIA” or the “manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”) TIA is located at 399 Park Avenue, New York, New York 10022. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department of affiliate or Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees TIA receives for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
AIM Capital Appreciation Portfolio	0.80%	0.80%

The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund’s portfolio managers.

Fund	Portfolio Manager	Business Experience
AIM Capital Appreciation Portfolio	Kenneth A. Zschappel (since inception) A I M Capital Management, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Senior Portfolio Manager (lead manager), A I M Capital Management, Inc.
	Robert J. Lloyd (since May 1, 2003) A I M Capital Management, Inc.	Portfolio Manager, A I M Capital; trader for American Electric Power from 1995 to 2001.
	Christian A. Costanzo (since May 1, 2003) A I M Capital Management, Inc.	Senior Portfolio Manager, A I M Capital Management, Inc.
	Bryan A. Unterhalter (since 2003) A I M Capital Management, Inc.	Senior Portfolio Manager, A I M Capital Management, Inc.

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As the lead manager, Mr. Zschappel generally has final authority over all aspects of the Portfolio’s investments, construction techniques, risk assessment, and the degree to which Mr. Zschappel may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by AIM’s Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund, but do no have day-to-day management responsibilities with respect to the fund’s portfolio. Members of the team may change from time to time.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

A I M Capital Management, Inc. (“AIM Capital”) is a wholly owned subsidiary of A I M Advisors, Inc., a registered investment adviser. AIM Capital and A I M Advisors, Inc. manage approximately $138 billion in assets as of December 31, 2004.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

10

Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

11

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

12

Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

13

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the funds may not lawfully sell its shares.

AIM Capital Appreciation Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (the “Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Salomon Brothers Strategic Total Return Bond Portfolio

Investment objective

Total Return

Principal investment strategies

Key investments  The fund invests, under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

Credit Quality:  The fund invests in a globally diverse portfolio of fixed income securities across a range of credit qualities and may invest a substantial portion of the fund’s assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as “junk bonds”.

Duration:  The fund’s average duration will generally vary from 3 to 7 years depending on the subadviser’s outlook for interest rates. Individual securities may be of any maturity.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 5-8.

Selection process

The subadviser uses a combination of a “top-down” approach and quantitative models to create an optimal risk/return allocation of the fund’s assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The subadviser then selects individual debt securities within each area on the basis of its views as to the values available in the marketplace.

In allocating investments among countries and asset classes, the subadviser evaluates the following:

•	Currency, inflation and interest rate trends
•	Proprietary risk measures
•	Balance of payments status
•	Growth rate forecasts
•	Fiscal policies
•	Political outlook

In selecting individual debt securities, the subadviser evaluates the following:

•	Yield
•	Maturity
•	Call or prepayment risk
•	Issue classification
•	Credit quality

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Principal risks of investing in the fund

While investing in global debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund or the fund may not perform as well as other investments, if any of the following occurs:

•	Debt securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer’s credit rating or financial condition or a default by an issuer.
•	As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
•	An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
•	The subadviser’s judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

Shareholder Notice:

The following policy is subject to change only upon 60 days’ prior notice to shareholders: the fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

3

Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor, Salomon Brothers Strategic Total Return Bond Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past p er formance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:  Highest: 7.65% in 3rd quarter 1996; Lowest: -5.35% in 3rd quarter 1998

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2004)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	6.29%	7.98%	8.07%	n/a
Morgan Index		10.10%	8.84%	7.76%	n/a
Lehman Index*		4.34%	7.71%	7.72%	n/a

* Effective December 31, 2004, the Lehman Brothers Aggregate Bond Index (the “Lehman Index”), rather than the Morgan Index, will be the fund’s benchmark. Management has determined that the Lehman Index reflects more closely the composition of the fund’s portfolio.

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the J.P. Morgan Government Bond Index—Global Unhedged (“Morgan Index”), a daily, market capitalization weighted international fixed-income index consisting of 13 countries, and the Lehman Index. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an Index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the Fund as a % of net assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses*	0.45%
Total annual fund operating expenses	1.25%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimates for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$127	$397	$686	$1,511

The example assumes:

•	You invest $10,000 for the period show
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objective and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Fixed income investments

The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

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High yield, lower quality securities

The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

Foreign and emerging market investments

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

The emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

Sovereign government and supranational debt

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

•Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

•Participations in loans between emerging market governments and financial institutions.

•Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

•Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

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•Brady Bonds.

•Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

•Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

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Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”).

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

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Management

The Manager

Travelers Investment Adviser Inc. (“TIA” or the “manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”). TIA is located at 399 Park Avenue, New York, New York 10022. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees TIA receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
Salomon Brothers Strategic Total Return Bond Portfolio	0.79%	0.80%

The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund’s portfolio managers.

Fund	Portfolio Manager	Business Experience
Salomon Brothers Strategic Total Return Bond Portfolio

Peter Wilby (since 2000)
Salomon Brothers Asset Management,
Inc. (SBAM) and a team of

portfolio managers
399 Park Avenue

New York, NY 10022

Beth A. Semmel (since 2000)

399 Park Avenue

New York, New York 10022

Managing Director of SBAM and Senior Portfolio Manager for other SBAM fixed income portfolios Investment Officer, SBFM; Managing Director, SBAM.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

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Additional information about the subadviser

SBAM.    SBAM is an affiliate of SBFM. SBAM manages approximately $79.7 billion in separate accounts, mutual funds, partnerships and variable annuities as of December 31, 2004.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

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Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

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Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities

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using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

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Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

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The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Salomon Brothers Strategic Total Return Bond Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

TRAVELERS MANAGED INCOME PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (the “Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Travelers Managed Income Portfolio

Investment objective

High current income consistent with prudent risk of capital.

Principal investment strategies

Key investments  The fund invests primarily in U.S. corporate debt obligations and U.S. government securities, including mortgage- and asset backed securities, but may also invest to a limited extent in foreign issuers.

Credit Quality: The fund invests primarily in investment grade obligations. Up to 35% of the fund’s assets may be invested in below investment grade obligations with no minimum rating.

Duration: At least 65% of the fund’s assets are invested in securities having durations of 10 years or less. The fund’s average portfolio duration will vary between 2 to 5 years depending on the manager’s outlook for interest rates.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 5-8.

Selection process

The manager uses a three step “top down” investment approach to selecting investments for the fund by identifying undervalued sectors and individual securities. Specifically, the manager:

•	Determines appropriate sector and maturity weightings based on the manager’s intermediate and long-term assessments of broad economic and interest rate trends
•	Uses fundamental research methods to identify undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information
•	Analyzes yield maturity, issue classification and quality characteristics to identify individual securities that present what the manager considers the optimal balance of potential return and manageable risk

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Principal risks of investing in the fund

While investing in debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
•	Interest rates go up, causing the prices of debt securities in the fund to fall.
•	As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
•	The manager’s judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

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Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor, Travelers Managed Income Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:  Highest: 5.75% in 2nd quarter 1995; Lowest: -2.39% in 1st quarter 1996

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2004)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	2.85%	5.59%	6.19%	n/a
Lehman Brothers Index		3.04%	7.21%	7.16%	n/a

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lehman Brothers Intermediate Government/Credit Bond Index (“Lehman Brothers Index”), formerly known as the Lehman Brothers Intermediate Government/Corporate Bond Index, a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. The Lehman Brothers Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the fund as a % of net assets)
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses*	0.04%
Total annual fund operating expenses	0.69%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimates for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$70	$221	$384	$859

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objectives and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.	The fund may invest up to 35% of its total assets in non-investment grade debt obligations, commonly known as “junk bonds.” The fund may also invest up to 35% of its total assets in fixed-income obligations having durations longer than 10 years and invest up to 25% of its assets in asset-backed and mortgage-backed securities, including CMOs.

Fixed income investments

The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

5

Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund’s minimum acceptable credit rating. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

High yield, lower quality securities

The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

Foreign investments

The fund may invest up to 20% of its assets in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

6

Sovereign government and supranational debt

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

•Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

•Participations in loans between emerging market governments and financial institutions.

•Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

•Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

•Brady Bonds

•Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

•Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

7

Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”).

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

8

Management

The managers

Travelers Asset Management International Company LLC (“TAMIC” or the “manager”) is the fund’s manager. TAMIC has engaged a subadviser to select investments for the fund.

Travelers Asset Management International Company, LLC

TAMIC is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”). TAMIC is the outside investment arm of Citigroup’s insurance companies. It managed $14.1 billion in assets as of December 31, 2004, including institutional, pension, corporate and insurance company accounts. TAMIC is located at 242 Trumbull Street, Hartford, Connecticut 06115-0449. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated domestic insurance companies.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees TAMIC receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
Travelers Managed Income Portfolio	0.65%	0.65%

The Portfolio Manager

The fund’s investments are selected by a subadviser, which is supervised by TAMIC. The table below sets forth the names and business experience of the fund’s portfolio managers.

Fund	Portfolio Manager	Business Experience
Travelers Managed Income Portfolio	Gene Collins (since 2004) SBAM 399 Park Avenue New York, New York 10043	[title] Salomon Brothers Asset Management
	Kurt Lin (since 2004) SBAM 399 Park Avenue New York, New York 10043	[title] Salomon Brothers Asset Management

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

9

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TAMIC, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

10

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

11

Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed on the SAI.

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

12

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

13

Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

14

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the funds. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Travelers Managed Income Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

MFS TOTAL RETURN PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (the “Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

MFS Total Return Portfolio

Investment objectives

Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

Secondary: Growth of capital and income.

Principal investment strategies

Key investments  The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The fund’s fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

Credit quality: The fund’s assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund’s assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

Additional investments  For information on the fund’s additional investments and related risks, please read pages 6-9.

Selection process

Under normal market conditions and depending on the subadviser’s view of economic and money market conditions, fiscal and monetary policy and security values, the fund’s assets will be allocated among fixed income and equity investments within the following ranges:

•	between 40% and 75% in equity securities
•	at least 25% in non-convertible fixed income securities

Equity investments

The subadviser uses a “bottom up” investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) of an individual security’s value. In selecting individual equity securities for investment, the subadviser seeks companies:

•	that are undervalued in the market relative to their long-term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
•	that generally have low price-to-book, price-to-sales and/or price-to-earnings ratios

2

•	with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

Fixed income investments

The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

3

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	The subadviser’s allocation of investments between equity and fixed income securities results in missed attractive investment opportunities by underweighting markets that generate significant returns or losses incurred by overweighting markets that experience significant declines.
•	The subadviser’s judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
•	Equity investments lose their value due to a decline in the U.S. stock market.
•	Value or large capitalization stocks are temporarily out of favor.
•	An adverse event, such as negative press reports about a company in the fund’s portfolio, depresses the value of the company’s stock.
•	Key economic trends become materially unfavorable.
•	Fixed income investments lose their value due to an increase in interest rates.
•	The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
•	It becomes necessary to enforce rights against the assets underlying mortgage- and asset-backed securities even though the securities themselves are subject to the same default risks as other fixed income securities.
•	As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
•	As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
•	Interest rates change, because securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover    The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

4

Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor, MFS Total Return Portfolio, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:  Highest: 10.60% in 2nd quarter 2003; Lowest: -8.32% in 3rd quarter 2002

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2004)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	11.46%	7.50%	11.12%	n/a
S&P 500		10.87%	(2.30)%	12.07%	n/a
Lehman Brothers Aggregate Index		4.34%	7.71%	7.72%	n/a

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks, the Lehman Brothers Aggregate Bond Index (“Lehman Brothers Aggregate Index”), a broad-based unmanaged index comprised of issues of U.S. Treasuries, Agencies, Corporate Bonds and Mortgage-Backed Securities. Please note that an investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the Fund as a % of net assets)
Management fees*	0.79%
Distribution and service (12b-1) fees	None
Other expenses*	0.02%
Total annual fund operating expenses	0.81%

*Effective November 1, 2004, the fund has a fee schedule that reduces the management fee payable on assets in excess of $600 million as follows: 0.80% on assets up to $600 million; 0.775% on assets in excess of $600 million and up to and including $900 million; 0.75% on assets in excess of $900 million and up to and including $1.5 billion; 0.725% on assets in excess of $1.5 billion and up to and including $2.5 billion; and 0.675% on assets in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the fund and two other portfolios of The Travelers Series Trust Subadvised by MFS are used in performing the calculation.

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimates for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$83	$259	$450	$1,002

The example assumes:	•	You invest $10,000 for the period shown
	•	You reinvest all distributions and dividends without a sales charge
	•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
	•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
	•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objectives and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.	The fund may invest without limit in ADRs and up to 20% of its total assets in foreign securities.

Equity investments	Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Fixed income investments

Subject to its particular investment policies, the fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

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Credit quality

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund’s minimum acceptable credit rating. The fund’s credit standards also apply to counterparties to OTC derivatives contracts.

Investment grade securities

Securities are investment grade if:

•They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

High yield, lower quality securities

The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

Foreign and emerging market investments

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

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Sovereign government and supranational debt

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

•Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

•Participations in loans between emerging market governments and financial institutions.

•Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

•Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

•Brady Bonds.

•Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

•Fixed income securities issued by supranational entities such as the World Bank or the European Economic Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).

Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

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Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the SAI.

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information (“SAI”). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

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Management

The Manager

Travelers Investment Adviser Inc. (“TIA” for the “Manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”). TIA is located at 399 Park Avenue, New York, New York 10022. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

Fees TIA receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets*)
MFS Total Return Portfolio	0.80%
Up to $600 million		0.800%
In excess of $600 million and up to and including $900 million		0.775%
In excess of $900 million and up to and including $1.5 billion		0.750%
In excess of $1.5 billion and up to and including $2.5 billion		0.725%
In excess of $2.5 billion		0.675%

*  For purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the fund and two other portfolios on the Travelers Series Trust Subadviser by MFS are used in performing the calculation.

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The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund’s portfolio managers.

Fund	Portfolio Manager	Business Experience
MFS Total Return Portfolio	Brooks Taylor (since 2004) Manager of investment team Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, MA 02116	Vice President, head of the portfolio management team and manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1996.
	Kenneth J. Enright (since 1999)	Senior Vice President and portfolio manager of the series’ equity portion; Affiliated with MFS since 1999.
	Steven R. Gorham (since 2002)	Senior Vice President and portfolio manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1992.
	Constantinos G. Mokas (since 1998)	Senior Vice President and portfolio manager of the series’ equity portion; Affiliated with MFS since 1990.
	Michael W. Roberge (since 2002)	Senior Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1996.
	William J. Adams (since 2004)	Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1997.
	William Douglas (since 2004)	Vice President and portfolio manager of the fund’s fixed income portion of the fund’s portfolio; Affiliated with MFS since 1996.
	Edward B. Baldini (since 2004)	Vice President and portfolio manager; Affiliated with MFS since 2000.
	Alan T. Langsner (since 2004)	Vice President and portfolio manager of the fund’s equity portion of the portfolio; Affiliated with MFS since 1998.
	Katrina Mead (since 2004)	Vice President and portfolio manager; Affiliated with MFS since 1997.

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Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Massachusetts Financial Services Company (”MFS”) and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $146.2 billion as of December 31, 2004.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

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Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

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Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or

14

official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate acount may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

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Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed by subsequent amendment.

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The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

MFS Total Return Portfolio

(Investment Company Act file no. 811-6465)

The Travelers Series Trust

Prospectus

May 21, 2005

PIONEER STRATEGIC INCOME PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

The Travelers Series Trust (the “Company”) consists of 30 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 30 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Pioneer Strategic Income Portfolio

Investment objective

A high level of current income.

Principal investment strategies

Key investments The fund invests, under normal market conditions, at least 80% of its total assets in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities market.

Additional investments For information on the fund’s additional investments and related risks, please read pages 5-8.

Selection process

The sub-adviser allocates the fund’s investments among the following three segments of the debt markets:

•	Below investment grade (high yield) securities of U.S. and non-U.S. issuers;
•	Investment grade securities of U.S. issuers; and
•	Investment grade securities of non-U.S. issuers.

The sub-adviser’s allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The fund invests primarily in:

•	Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities;
•	Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt; and
•	Mortgage-backed and asset-backed securities.

The fund invests in securities with a broad range of maturities. Depending upon the sub-adviser’s allocation among market segments, up to 70% of the fund’s total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the sub-adviser. Up to 20% of the fund’s total assets may be invested in debt securities rated below CCC by Standard & Poor’s or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the sub-adviser. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative.

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Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Depending upon the sub-adviser’s allocation among market segments, up to 85% of the fund’s total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

The sub-adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund’s investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the fund’s portfolio, the sub-adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the sub-adviser determines the preferable portfolio characteristics, the sub-adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The sub-adviser also employs due diligence and fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the sub-adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer’s credit rating or financial condition or a default by an issuer.
•	As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
•	An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
•	The subadviser’s judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

To the extent the fund invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other types of fixed income securities.

The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

3

Fund Performance

The performance shown in the bar chart, quarterly returns, and risk return table shown below is for the fund’s predecessor, Pioneer Strategic Income, a series of Travelers Series Fund (“Predecessor Fund”). The fund has entered into an Agreement and Plan of Reorganization (“Reorganization”), which provides that the fund will acquire all of the assets and assume all of the liabilities of the Predecessor Fund. If the Reorganization is approved by Predecessor Fund shareholders, the Predecessor Fund will be reorganized into the fund on or about June 30, 2005. This bar chart indicates the risks of investing in the fund by showing changes in the fund’s performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses. Prior to June 30, 2003, the fund had a different sub-adviser. On June 30, 2003, the fund’s name was changed from Putnam Diversified Income Portfolio to Pioneer Strategic Income Portfolio.

Quarterly returns:  Highest: 7.67% in 2nd quarter 2003; Lowest: -3.34% in 3rd quarter
1998

Risk return bar chart

Total Return

The bar chart shows the performance of the fund’s shares for each of the full calendar years since its inception.

Risk Return Table

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

Average annual total returns (for the periods ended December 31, 2003)
	Inception Date	1 year	Five years	Ten years	Since inception
Fund	6/16/94	10.94%	7.83%	7.34%	n/a
Lehman Brothers Index		4.34%	7.71%	7.72%	n/a
Citigroup Index		12.84%	8.77%	7.33%	n/a

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lehman Brothers Aggregate Bond Index (“Lehman Brothers Index”) and the Citigroup Non-U.S. World Government Bond Index—Unhedged (“Citigroup Index”), both of which are broad-based unmanaged indices. (The Lehman Brothers Index consists of a variety of domestically issued bonds. The Citigroup Index consists of foreign government bonds.) Please note that an investor cannot invest directly in an index.

Fee Table

Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual fund operating expenses (paid by the Fund as a % of net assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses*	0.15%
Total annual fund operating expenses	0.90%

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

* Other expenses are based on estimates for the current fiscal year.

Example

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be	$92	$287	$498	$1,108

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a Separate Account. If the example included these expenses, the figures shown would be higher.

4

More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The section entitled “Investments, Risks and Performance” describes the fund’s investment objective and its principal investment strategies and risks. This section provides some additional information about the fund’s investments and certain investment management techniques the fund may use. More information about the fund’s investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

Equity investments	Subject to its particular investment policies, the fund may invest up to 20% of its assets in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and equity participations.

Fixed income investments

The fund invests at least 80% of its total assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

The fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. or foreign governments and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

5

Credit quality

If a security receives different ratings, the fund will use the rating chosen by the portfolio manager as most representative of the security’s credit quality. If a rating organization changes the rating quality assigned to one or more of the fund’s portfolio securities, the subadvisor will consider if any action is appropriate in light of the fund’s investment objective and policies.

Investment grade securities

Securities are investment grade if:

•They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

•They have received a comparable short-term or other rating.

•They are unrated securities that the manager believes are of comparable quality to investment grade securities.

High yield, lower quality securities

The fund may invest a substantial portion of its assets in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

Convertible securities

As with all fixed income securities, the market values of convertible debt securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock.

Foreign and emerging market investments

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments and, with respect to certain countries, the possibility of expropriation of assets, nationalization, confiscatory taxation or limitations on the removal of funds or other assets of the fund or debt renunciation. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

6

Sovereign government and supranational debt

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

•Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

•Participations in loans between emerging market governments and financial institutions.

•Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

•Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

•Brady Bonds.

•Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

•Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).

Derivatives and hedging techniques

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•As a substitute for buying or selling securities

•To enhance the fund’s return

•As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

7

Securities lending	The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio turnover	The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Portfolio holdings	The fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities are described in the Statement of Additional Information (“SAI”)

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

8

Management

The Manager

Travelers Investment Adviser Inc. (“TIA” or the “manager”) is the fund’s manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of Plaza LLC (“Plaza”), which is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”) TIA is located at 399 Park Avenue, New York, New York 10022. TIA, an affiliate of Smith Barney Fund Management LLC, acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, TIA does not obtain or use inside information acquired by any division, department of affiliate of Citigroup in the course of those relationships. To the extent a fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees TIA receives from the fund for its services are as follows:

Fund	Actual management fee paid for the fiscal year ended October 31, 2004 (as a percentage of the fund’s average daily net assets)	Contractual management fee paid (as a percentage of the fund’s average daily net assets)
Pioneer Strategic Income Portfolio	0.90%	0.90%

9

The Portfolio Manager

The fund’s investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund’s portfolio manager.

Fund	Portfolio Manager	Business Experience
Pioneer Strategic Income Portfolio	Fixed Income Team of Pioneer Investment Management, Inc. 60 State Street Boston, MA 02109 Kenneth J. Taubes (since 2003)	Senior Vice President and Director of Fixed Income Investments, Pioneer Investment Management, Inc. Previously, Senior Vice President of Pioneer Investment Management, Inc.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment adviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”) serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Pioneer Investment Management, Inc. (“Pioneer”) is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group, providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2004, assets under management were approximately $175 billion worldwide, including over $42 billion in assets under management by Pioneer. The firm’s U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Recent Developments

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the fund’s investment adviser and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

10

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

11

Frequent purchases and sales of fund shares

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts (“contract owners”) may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund’s NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund’s shares are offered exclusively to separate accounts of Insurance companies (“Company”), and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust’s Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company’s policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies’ policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

12

Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

13

Financial Highlights

Subject to the approval of the Predecessor Fund’s shareholders, on or about June 30, 2005, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no assets or investment operations.

[The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table has been derived from the Predecessor Fund’s financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.]

For a share of capital stock outstanding throughout each year ended October 31.

To be filed in subsequent amendment.

14

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

Statement of additional information. The Statement of Additional Information (SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Pioneer Strategic Income Portfolio

(Investment Company Act file no. 811-6465)

PART B

Information Required in a Statement of Additional Information

April 30, 2005

STATEMENT OF ADDITIONAL INFORMATION

The Travelers Series Trust

One Cityplace

Hartford, CT 06103

1-800-

This Statement of Additional Information (“SAI”) supplements the information contained in the current Prospectuses (collectively, the “Prospectuses”) of the portfolios of the Travelers Series Trust (the “Company”), each dated April 30, 2005 (as amended or supplemented from time to time), and should be read in conjunction with the Prospectuses. The Company is a series investment company consisting of 30 portfolios (each, a “fund”). The Prospectuses for each fund may be obtained, without charge, from the Company or a broker-dealer, financial intermediary, financial institution or a distributor’s financial consultant. This SAI, although not in itself a prospectus, is incorporated by reference into each Prospectus as applicable in its entirety.

Shares of each fund are offered to and may only be purchased by insurance company separate accounts (the “Separate Accounts”) that fund certain variable annuity and variable life insurance contracts and certain qualified plans (the “Contracts”). The Separate Accounts invest in shares of one or more of the funds in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus. Shares of each fund are offered to Separate Accounts without a sales charge at their net asset value, next determined after receipt of an order by an insurance company. The offering of shares of a fund may be suspended from time to time and the Company reserves the right to reject any specific purchase order.

The Company, the investment underlying certain variable annuity and variable life insurance contracts, offers a choice of 30 funds. This SAI relates to seven of the funds:

The Strategic Equity Portfolio (formerly Alliance Growth Portfolio) seeks capital appreciation.

The AIM Capital Appreciation Portfolio seeks to provide growth of capital by investing principally in common stocks.

The Van Kampen Enterprise Portfolio seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

The MFS Total Return Portfolio seeks above-average income (compared to a fund invested entirely in equity securities) consistent with prudent employment of capital. While current income is the primary objective, the fund believes that there should be a reasonable opportunity for growth of capital and income.

The Salomon Brothers Strategic Total Return Bond Portfolio (formerly Salomon Brothers Global High Yield Portfolio) primarily seeks total return by investing in a globally diverse portfolio of fixed income securities of U.S. and foreign companies, banks and governments including those in emerging markets.

The Travelers Managed Income Portfolio seeks high current income consistent with what its investment adviser believes to be prudent risk of capital. The fund invests primarily in U.S. corporate debt obligations and U.S. government securities, including mortgage and asset backed securities, but may also invest to a limited extent in foreign issuers.

The Pioneer Strategic Income Portfolio (formerly Putnam Diversified Income Portfolio) seeks a high level of current income.

In all cases, there can be no assurance that a fund will achieve its investment objective.

CONTENTS

Directors and Executive Officers	3
Investment Objectives and Management Policies	9
Investment Practices	19
Risk Factors	42
Investment Restrictions	56
Portfolio Turnover	68
Taxation	68
Determination of Net Asset Value	72
Availability of the Funds	73
Redemption of Shares	74
Management	74
Other Information about the Company	81
Financial Statements	84
Other Information	84
Appendix A—Ratings on Debt Obligations	A-1
Appendix B—Proxy Voting Policies and Procedures	B-1

TRUSTEES AND EXECUTIVE OFFICERS

Under Massachusetts law, the Trust’s Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the Board of Trustees or other parties so designated by the Board. The following tables give information about each trustee and the officers of the Funds.

Officers and Interested Trustees

Number of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length of		Complex	Directorships
	Held with	Time	Principal Occupation During Last Five	Overseen	Held by
Name Address and Age	Fund	Served	Years	by Director	Director

*R. Jay Gerken	Chairman,	Since	Managing Director (1989 to present)	221	None
399 Park Avenue	President,	2002	of Citigroup Global Markets Inc.;
New York, NY	CEO and		Chairman, President and CEO of
Age 53	Trustee		Smith Barney Fund Management LLC;
Travelers Investment Adviser, Inc. and
CitiFund Management Inc. Chairman,
Chief Executive Officer and President,
Board of Managers (2002-present), six
Variable Annuity Separate Accounts
of The Travelers Insurance
Company+; Chairman, Chief
Executive Officer and President,
Board of Trustees (2002-present), five
Mutual Funds sponsored by The
Travelers Insurance Company.++

Ernest J. Wright	Assistant	Since	Vice President and Secretary (1996-	N/A	None
One Cityplace	Secretary to	2004	present), Assistant Secretary (1994-
Hartford, Connecticut	the Board		1996), Counsel (1987-present), The
Age 64			Travelers Insurance Company;
Secretary (1994 to 6-1-2004),
Assistant Secretary (6-1-2004 to
present), six Variable Annuity
Separate Accounts of The Travelers
Insurance Company+; Secretary
(1994 to 6-1-2004), Assistant
Secretary (6-1-2004 to present), five
Mutual Funds sponsored by The
Travelers Insurance Company.++

Kathleen A. McGah	Secretary to	Since	Deputy General Counsel (1999 –	N/A	None
One Cityplace	The Board	2004	present); Assistant Secretary (1995-
Hartford, Connecticut			present), The Travelers Insurance
Age 54			Company; Assistant Secretary (1995 to
6-1-2004), Secretary (6-1-2004 to
present), six Variable Annuity
Separate Accounts of The Travelers
Insurance Company+; Assistant
Secretary, (1995 to 6-1-2004),
Secretary (6-1-2004 to present), five
Mutual Funds sponsored by The
Travelers Insurance Company.++
Prior to January 1995, Counsel, ITT
Hartford Life Insurance Company.

Andrew B. Shoup	Senior Vice	Since	Director of Citigroup Asset	N/A	None
125 Broad Street	President and	2004	Management; Senior Vice President
New York, New York	Chief		and Chief Administrative Officer of
Age 48	Administrative		five Mutual Funds sponsored by The
	Officer		Travelers Insurance Company.++
Treasurer of certain mutual funds
associated with Citigroup. Head of
International Funds Administration of
CAM (2001-2003); Director of Global
Funds Administration of CAM from
200-2001’ Head of U.S. Citibank
Funds Administration of CAM
(1998-2000)
Kaprel Ozsolak	Treasurer	Since	Vice President of Citigroup Global	N/A	None
125 Broad Street		2002	Markets Inc.; Controller (2002-
New York, New York			present), five Mutual Funds sponsored
Age 39			by The Travelers Insurance Company.
++
Andrew Beagley	Chief Anti-	Since	Director of Citigroup Global Markets,	N/A	None
399 Park Avenue	Money	2002	Inc. (since 2000); Director of
New York, New York	Laundering		Compliance, North America,
Age 40	Compliance		Citigroup Asset Management (since
	Officer		2000); Chief Anti-Money Laundering
Compliance Officer and Vice
President of certain mutual funds
associated with Citigroup; Director of
Compliance, Europe, the Middle East
and Africa, Citigroup Asset
Management (from 1999 to 2000);
Compliance Officer, Salomon
Brothers Asset Management Limited,
Smith Barney Global Capital
Management Inc., Salomon Brothers
Asset Management Asia Pacific
Limited (from 1997 to 1999); Chief
AML Compliance Officer of five
Mutual Funds sponsored by The
Travelers Insurance Company.++
William D. Wilcox	Chief AML	Since	Counsel and Chief Compliance	N/A	None
One Cityplace	Compliance	2002	Officer (1999 – present); The
Hartford, CT	Officer, Chief		Travelers Insurance Company; Chief
Age 40	Compliance		AML Compliance (2002-present), six
	Officer		Variable Annuity Separate Accounts
of The Travelers Insurance
Company.+; Chief Compliance
Officer (2004-present), five Mutual
Funds sponsored by The Travelers
Insurance Company. ++

Non-Interested Trustees

Number of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length of		Complex	Directorships
	Held with	Time	Principal Occupation During Last Five	Overseen	Held by
Name Address and Age	Fund	Served	Years	by Director	Director

Robert E. McGill, III	Trustee	Since 1991	Retired manufacturing executive.	34	None
295 Hancock Street			Director (1983-1995), Executive Vice
Williamstown, MA			President (1989-1994) and Senior
Age 73			Vice President, Finance and
Administration (1983-1989), The
Dexter Corporation (manufacturer of
specialty chemicals and materials);
Vice Chairman (1990-1992), Director
(1983-1995), Life Technologies, Inc.
(life science/biotechnology products);
Director, (1994-1999), The
Connecticut Surety Corporation
(insurance); Director (1995-2000),
Chemfab Corporation (specialty
materials manufacturer); Director
(1999-2001), Ravenwood Winery,
Inc.; Director (1999-2003), Lydall
Inc. (manufacturer of fiber materials);
Member, Board of Managers (1974-
present), six Variable Annuity
Separate Accounts of The Travelers
Insurance Company+; Trustee (1990-
present), five Mutual Funds
sponsored by The Travelers Insurance
Company.++

Lewis Mandell	Trustee	Since 1991	Professor of Finance and Managerial	34	Director
Trustee			Economics, University at Buffalo		(2000-
160 Jacobs Hall			since 1998. Dean, School of		present),
Buffalo, NY			Management (1998-2001), University		Delaware
Age 61			at Buffalo; Dean, College of Business		North Corp.
			Administration (1995-1998),		(hospitality
			Marquette University; Professor of		business)
Finance (1980-1995) and Associate
Dean (1993-1995), School of
Business Administration, and
Director, Center for Research and
Development in Financial Services
(1980-1995), University of
Connecticut; Member, Board of
Managers (1990-present), six
Variable Annuity Separate Accounts
of The Travelers Insurance
Company+; Trustee (1990-present),
five Mutual Funds sponsored by The
Travelers Insurance Company.++

Frances M. Hawk,	Trustee	Since 1991	Private Investor, (1997-present);	34	None
CFA, CFP			Portfolio Manager (1992-1997), HLM
Trustee			Management Company, Inc.
108 Oxford Hill Lane			(investment management); Assistant
Downingtown, PA			Treasurer, Pensions and Benefits.
Age 56			Management (1989-1992), United
Technologies Corporation (broad-
based designer and manufacturer of
high technology products); Member,
Board of Managers (1991-present),
six Variable Annuity Separate
Accounts of The Travelers Insurance
Company+; Trustee (1991-present),
five Mutual Funds sponsored by The
Travelers Insurance Company.++

+	The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable

Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++	The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

*	Mr. Gerken is an “interested person” within the meaning of the 1940 Act, as amended, by virtue of his position as Managing Director of Citigroup Global Markets Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

Effective January 1, 2003, Mr. Knight Edwards retired from his directorship on the Board. He remains as an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting powers.

The business affairs of each fund are managed by or under the direction of the Board of Trustees.

Committees. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Committee also periodically reviews Board governance procedures, composition of the Board, compensation for the Board of Directors and the Committee monitors the performance of legal counsel employed by the Funds and the independent directors. The Nominating and Administration Committee will consider nominee recommendations by shareholders. Such recommendations should be submitted to the Fund in care of The Travelers Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2004, the Nominating and Administration Committee met two times.

The Audit Committee monitors the appointment, compensation and termination of the Funds’ independent auditors. The Committee also monitors the overall quality of the Funds’ financial reports and other financial information, the independence and audit work of the Funds’ independent auditors and the Funds’ financial reporting policies, practices and internal controls. For the year ended December 31, 2004, the Audit Committee met [ ]times.

For the year ended December 31, 2004, the members of the Nominating and Administration Committee, and the Audit Committee were Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

Compensation. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $xx,xxx for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the six Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $x,xxx for each meeting of such Boards attended and an additional fee of $x,xxx for the second and each subsequent day of a regular scheduled meeting. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72. Upon reaching 80 years of age, a Director must elect status as a emeritus director. An emeritus director will receive 50% of the annual retainer and 50% of meeting fees, if attended, but in no event for more than 10 years. The chart below shows the compensation paid to Board Members for the year ended December 31, 2003. Mr. Knight Edwards, as emeritus director, was paid $__________ for the year ended December 31, 2004.

Compensation Table. Interested Trustees
Total Compensation
	Aggregate	Pension or Retirement	From Fund and Fund
Name of Person,	Compensation From	Benefits Accrued As	Complex Paid to
Position	Fund(1)	Part of Fund Expenses	Directors

Jay Gerken
Chairman and Trustee	N/A	N/A	N/A

Independent Trustees

Total Compensation
	Aggregate	Pension or Retirement	From Fund and Fund
Name of Person,	Compensation From	Benefits Accrued As	Complex Paid to
Position	Fund[1]	Part of Fund Expenses	Directors

Robert E. McGill, III
Trustee		N/A
Lewis Mandell
Trustee		N/A
Frances M. Hawk, CFA,
CFP
Trustee		N/A

(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

The table below sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the complex of Funds, as of December 31, 2004.

Aggregate Dollar Range of Equity
Securities in all Registered
Investment Companies overseen by
	Dollar Range of Equity Securities in	Directors in Family of Investment
Trustee	the Company	Companies

R. Jay Gerken	None	None
Robert E. McGill, III	None	None
Lewis Mandell	None	None
Frances M. Hawk	None	None

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Each fund’s investment objectives and certain investment restrictions (described under “Investment Restrictions”) are deemed to be “nonfundamental,” and therefore may be changed without a “vote of a majority of the outstanding voting securities” as defined under the 1940 Act. Also, each fund’s investment policies are nonfundamental, and thus may be changed without shareholder approval by the Board of Directors, provided such change is not prohibited by such fund’s fundamental investment restrictions or applicable law, and any such change will first be disclosed in the then current Prospectus or SAI.

Set forth below is a discussion of certain nonfundamental investment policies for each fund. Refer to the “Investment Practices” and “Risk Factors” sections of this SAI for further information.

 Strategic Equity Portfolio

Fidelity Management & Research Company (“FMR”), the subadviser, normally invests at least 80% of the fund’s assets in equity securities. FMR normally invests the fund’s assets primarily in common stocks.

FMR may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the fund may not achieve its objective.

The fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its 80% policy.

AIM Capital Appreciation Portfolio

The fund invests principally in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term, growth in earnings and have excellent prospects for future growth. The market prices of many of the securities purchased and held by the fund may fluctuate more widely than other equity securities of larger, more established companies.

Special Situations.    Although the fund does not currently intend to do so, it may invest in “special situations.” A special situation arises when, in the opinion of management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investments securities.

The fund may invest up to 20% of its total assets in foreign securities, including ADRs as well as EDRs and other securities representing underlying securities of foreign issuers as foreign securities for purposes of this limitation.

The fund may also invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. In addition, the fund may purchase domestic stock index futures contracts. It may also purchase call options, but not for speculative purposes, and write (sell) covered call options on no more than 25% of the value of its net assets.

Van Kampen Enterprise Portfolio

The fund invests primarily in common stocks of growth companies. In addition to common stocks, the fund may invest in warrants and preferred stocks, and in the securities of other investment companies. The fund may also invest up to 15% of the value of its total assets in securities of foreign issuers.

The fund may also holds a portion of its assets in investment grade short-term debt securities in order to provide liquidity. The fund may also hold investment grade corporate or government bonds. The market prices of such bonds can be expected to vary inversely with changes in prevailing interest rates.

The fund may invest in options, futures contracts and options thereon in several different ways, depending upon the status of its portfolio and the subadviser’s expectations concerning the securities markets. In times of stable or rising stock prices, the fund generally seeks to obtain maximum exposure to the stock market, i.e., to be “fully invested.” Nevertheless, even when the fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The fund may also have cash on hand that has not yet been invested. The portion of the fund’s assets that is invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, however, the fund can compensate for the cash portion of its assets and obtain performance equivalent to investing 100% of its assets in equity securities.

If the subadviser anticipates a market decline, the fund may seek to reduce its exposure to the stock market by increasing its cash position. By selling stock index futures contracts instead of portfolio securities, a similar result may be achieved to the extent that the performance of the stock index futures contracts correlates to the performance of the fund’s securities. Sales of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

As an alternative to selling futures contracts, the fund can purchase puts (or futures puts) to hedge the fund’s risk in a declining market. Since the value of a put increases as the underlying security declines below a specified level, the fund’s value is protected against a market decline to the degree the performance of the put correlates with the performance of its investment portfolio. If the market remains stable or advances, the fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

 MFS Total Return Portfolio

The fund’s policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities may be held by the fund. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The fund may vary the percentage of assets invested in any one type of security in accordance with the subadviser’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The fund’s debt investments may consist of both “investment grade” securities (rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by the Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., (“S&P”) or Fitch, Inc. (“Fitch”), securities that are unrated, and securities that are rated in the lower ratings categories (rated Ba or lower by Moody’s or BB or lower by S&P or Fitch) (commonly known as “junk bonds”), including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower ratings categories or comparable unrated securities. See Appendix A for a description of these ratings. Generally, most of the fund’s long-term debt investments will consist of “investment grade” securities. It is not the fund’s policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the subadviser’s own independent and ongoing review of credit quality.

As noted above, the fund invests in unrated and lower-rated corporate debt securities, commonly known as “junk bonds.” The fund may also invest in emerging market securities.

The fund may also invest without limit in ADRs and up to 20% of its total assets in foreign securities.

The fund will be managed actively with respect to the fund’s fixed income securities and the asset allocations modified as the subadviser deems necessary. Although the fund does not intend to seek short-term profits, fixed income securities will be sold whenever the subadviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the fund does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the fund will effect trades whenever it believes that changes in its portfolio securities are appropriate.

Salomon Brothers Strategic Total Return Bond Portfolio

The fund invests under normal market conditions at least 80% of the value of its net assets plus any borrowings for investment purposes in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics. The subadviser will have broad discretion to allocate the fund’s assets among the following segments of the global market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and non-U.S. corporate debt, mortgage and asset-backed securities, and investment and non-investment grade sovereign debt, including issuers in emerging markets.

Lower quality securities are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

For purposes of the fund’s operations, “emerging markets” will consist of all countries determined by the subadviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The fund will consider investments in, but not be limited to, the following emerging markets: Algeria, Argentina, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Greece, Ghana, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Malaysia, Mauritius, Mexico, Morocco, Nicaragua, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Portugal, Republic of Slovakia, Russia, Singapore, Slovenia, South Africa, South Korea, Sri Lanka, Swaziland, Taiwan, Thailand, Turkey, Ukraine, Uruguay, Venezuela, Zambia and Zimbabwe.

The fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

An issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, or with a principal office in, an emerging market.

The fund’s investments in emerging market securities may consist substantially of Brady Bonds and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The subadviser may invest in debt securities of emerging market issuers that it determines to be suitable investments for the fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade.

The fund invests in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries.

Pending investment of proceeds from new sales of fund shares or to meet ordinary daily cash needs, the fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest its assets in high quality foreign or domestic money market instruments.

Asset Allocation.    The fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units. The fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.

The subadviser selectively will allocate the assets of the fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for total return. In doing so, the subadviser intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the fund. Securities held by the fund may be invested in without limitation as to maturity.

The subadviser selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The subadviser generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the fund may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques that include currency, options and futures transactions.

Selection of Debt Investments.    In determining the appropriate distribution of investments among various countries and geographic regions for the fund, the subadviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

Although the fund values its assets daily in terms of U.S. dollars, the fund does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to sell that currency to the dealer.

The fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including CDs, TDs, demand deposits and bankers’ acceptances) subject to the restriction that the fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to all the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

According to the subadviser, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the subadviser believes that the fund’s policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the fund that invest solely in debt securities of U.S. issuers.

The fund may borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds for investment purposes. The fund will borrow for investment purposes only when the subadviser believes that such borrowings will benefit the fund, after taking into account considerations such as the cost of the borrowing and the likely investment returns on the securities purchased with the borrowed monies. In addition, the fund may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the fund for any purpose does not exceed 33 1/3% of its total assets. The fund may also purchase securities on a “when-issued basis” and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices.

Nondiversification.    As a “non-diversified” fund under the 1940 Act, the fund will have the ability to invest more than 5% of its assets in the securities of any issuer. However, the fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which requires (among other things) that at least 50% of the fund’s assets consist of U.S. government securities, cash and cash items, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to not more than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. Also, holdings of a single issuer (with certain exceptions) may not exceed 25% of the fund’s total assets. These limits are measured at the end of each quarter of the fund’s taxable year. Under the Subchapter M limits, “non-diversification” allows up to 50% of a fund’s total assets to be invested in as few as two single issuers. An investment in the fund will entail greater risk than in a portfolio having a policy of “diversification” because a high percentage of the fund’s assets may be invested in securities of one or two issuers. Furthermore, a high percentage of investments among few issuers may result in a greater degree of fluctuation in the market value of the assets of the fund, and consequently a greater degree of fluctuation of the fund’s net asset value, because the fund will be more susceptible to economic, political or regulatory developments affecting these securities than would be the case with a portfolio composed of varied obligations of more issuers. The fund also intends to satisfy the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder.

The fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its 80% policy.

Travelers Managed Income Portfolio

Under normal market conditions, (1) at least 65% of the fund’s total assets will be invested in U.S. government securities and in investment-grade corporate debt obligations (i.e., rated within the four highest ratings categories of Moody’s or S&P or in unrated obligations of comparable quality); and (2) at least 65% of the fund’s total assets will be invested in debt obligations having durations of 10 years or less. The fund may only invest in U.S. government securities that are issued or guaranteed as to both principal and interest by the U.S. government or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities.

The fund may invest up to 35% of its total assets in obligations rated below the four highest ratings of Moody’s or S&P, with no minimum rating required. Such securities, which are considered to have speculative characteristics, include securities rated in the lowest rating categories of Moody’s or S&P (commonly referred to as “junk bonds”), which are extremely speculative and may be in default with respect to payment of principal or interest.

The fund may also invest up to 35% of its total assets in fixed-income obligations having durations longer than 10 years, up to 25% of its total assets in convertible debt obligations and preferred stocks, and up to 20% of its total assets in securities of foreign issuers, including foreign governments. The fund will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner. Changes in interest rates will affect the value of the fund’s portfolio investments.

Bank CDs and bankers’ acceptances in which the fund may invest are limited to U.S. dollar-denominated instruments of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. In addition, the fund may invest in U.S. dollar-denominated, non-negotiable TDs issued by foreign branches of domestic banks and London branches of foreign banks and negotiable certificates of deposit issued by London branches of foreign banks. The foregoing investments may be made provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million as of the date of investment. Investments in obligations of foreign branches of domestic banks, foreign banks, and domestic branches of foreign banks involve risks that are different from investments in securities of domestic banks, and are discussed in more detail under “Risk Factors.”

The fund may invest up to 25% of its total assets in securities representing interests in pools of assets such as mortgage loans, motor vehicle installment purchase obligations and credit card receivables (“asset backed securities”), which include classes of obligations collateralized by mortgage loans or mortgage pass-through certificates (“CMOs”). The fund is authorized to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

The fund may invest up to 20% of its assets in foreign securities.

Pioneer Strategic Income Portfolio

The fund invests, under normal market conditions, at least 80% of its total assets in debt securities. The subadviser allocates the fund’s investments among the following three segments of the debt markets: (i) below investment grade (high yield) securities of U.S. and non-U.S. issuers; (ii) investment grade securities of U.S. issuers; and (iii) investment grade securities of non-U.S. issuers.

Investment grade debt securities are regarded as having an adequate capacity to pay interest and repay principal. Debt securities rated BBB by S&P or Baa by Moody’s are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by S&P or the equivalent rating of other nationally recognized securities rating organizations. See Appendix A for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the fund’s net asset value to the extent that it invests in such securities. In addition, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund’s net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The fund’s subadviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

For purposes of the fund’s credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the fund will use the rating chosen by the portfolio manager as most representative of the security’s credit quality. If a rating organization downgrades the quality rating assigned to one or more of the fund’s portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities of the appropriate credit quality as soon as it is prudent to do so.

The fund may purchase municipal obligations when the subadviser believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for regular U.S. Federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for regular U.S. Federal income tax purposes, although current Federal tax laws place substantial limitations on the size of these issues.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

The mortgage derivatives in which the fund may invest include interests in CMOs, real estate mortgage investment conduits and stripped mortgage-backed securities.

Defensive Strategies.    At times, the subadviser may judge that conditions in the securities market make pursuing the fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the subadviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets.

INVESTMENT PRACTICES

Each of the following investment practices is subject to any limitations set forth under “Investment Objectives and Management Policies” or under “Investment Restrictions.” See “Risk Factors” for additional information about the risks of these investment practices.

Equity Securities

Common Stocks.    Each fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Convertible Securities.    Each fund may invest in convertible securities, which are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

Like fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Synthetic Convertible Securities.    Each fund may invest in synthetic convertible securities. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Unlike a convertible security, which is a single security, a synthetic convertible security is comprised of distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are typically created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities may be listed on a securities exchange or on the NASD Automated Quotation System (“Nasdaq”) or may be privately traded. The components of a synthetic convertible security generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations.

Warrants or Rights (AIM Capital Appreciation, Strategic Equity, Pioneer Strategic Income, MFS Total Return, Van Kampen Enterprise and Salomon Brothers Strategic Total Return Bond Portfolios).    Warrants or rights may be acquired by each fund in connection with other securities or separately and provide the fund with the right to purchase at a later date other securities of the issuer. Each fund has undertaken that its investment in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

Real Estate Investment Trusts (“REITs”) (Strategic Equity, AIM Capital Appreciation, MFS Total Return, Pioneer Strategic Income).    Each fund may invest without limitations in shares of REITs, except for AIM Capital Appreciation which may invest up to 15% of its assets in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may also include operating or finance companies. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Generally, a REIT is not taxed on its income that it distributes to its shareholders provided the REIT complies with several requirements of the Code. A mortgage trust can make construction, development or long-term mortgage loans, which are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate.

Fixed Income Securities

Corporate Debt Obligations (each fund).    Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities (each fund).    Each fund may invest in U.S. government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and CMOs) or by its agencies and instrumentalities and government-approved enterprises (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Banks) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

Zero Coupon, Pay-In-Kind and Delayed Interest Securities (MFS Total Return, Salomon Brothers Strategic Total Return Bond, Travelers Managed Income, Strategic Equity, Pioneer Strategic Income).    Each fund may invest in zero coupon, pay-in-kind and delayed interest securities as well as custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. government securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Zero-coupon and delayed interest securities are issued at a significant discount from their principal amount. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because interest on zero coupon, pay-in-kind and delayed interest securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly and may be more speculative than such securities.

Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities but are not considered to be U.S. government securities. Although under the terms of a custodial receipt a fund is typically authorized to assert its rights directly against the issuer of the underlying obligation, the fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

Synthetic Security Positions (Salomon Brothers Strategic Total Return Bond and Pioneer Strategic Income Portfolios).    A fund may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type on which the futures contracts are written. Investment positions of this type are generally referred to as “synthetic securities.” For example, in order to establish a synthetic security position for a fund that is comparable to owning a Japanese government bond, the relevant subadviser might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then-current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The subadviser might roll over the futures and forward currency contract positions before taking delivery in order to continue the fund’s investment position, or the subadviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

Further, while these futures and currency contracts remain open, a fund will comply with applicable SEC guidelines to set aside cash, debt securities of any grade or equity securities in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts provided such securities have been determined by the subadviser to be liquid and unencumbered pursuant to guidelines established by the Directors.

A subadviser would create synthetic security positions for a fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while a subadviser believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the subadviser will incur transaction costs in connection with each purchase of a futures or a forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See “Investment Risks.”

Mortgage-Backed Securities (MFS Total Return, Travelers Managed Income, Pioneer Strategic Income, Salomon Brothers Strategic Total Return Bond, Strategic Equity).    Each fund may invest in mortgage-backed securities, which are securities representing interests in “pools” of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are “passed through” to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayments. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to a fund may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA; or guaranteed by agencies or instrumentalities of the U.S. Government (such as FNMA or FHLMC which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities may also be issued by non governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC’s national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A fund may also buy mortgage-related securities without insurance or guarantees.

Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

Asset-Backed Securities (MFS Total Return, Travelers Managed Income, Strategic Equity, Pioneer Strategic Income, Salomon Brothers Strategic Total Return Bond).    Each fund may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

Loan Participations, Assignments and Other Direct Indebtedness (Pioneer Strategic Income, Strategic Equity, Salomon Brothers Strategic Total Return Bond and MFS Total Return Portfolios).    Each fund may invest a portion of its assets in loan participations (“Participations”) and other direct claims against a borrower. By purchasing a Participation, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the fund’s having a contractual relationship only with the lender, not the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a fund would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary. A fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Each fund will acquire Participations only if the lender interpositioned between the fund and the borrower is determined by management to be creditworthy.

Pioneer Strategic Income and Salomon Brothers Strategic Total Return Bond Portfolios may also invest in assignments of portions of loans from third parties (“Assignments”). When a fund purchases Assignments from lenders, the fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

subordinate loans entail a greater risk of nonpayment than do investments in corporate loans that hold a more senior position in the borrower’s capital structure or that are secured with collateral.

The fund may also acquire an interest in corporate loans by purchasing both Participations in and Assignments of portions of corporate loans from third parties. By purchasing a Participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The Participations typically will result in the fund’s having a contractual relationship only with the lender and not the borrower. The fund will have the right to receive payments or principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The fund will acquire Participations only if the lender interpositioned between the fund and the borrower is determined by management to be creditworthy. When the fund purchases Assignments from lenders, the fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigned lender.

In addition, the fund may have difficulty disposing of its investments in corporate loans. The liquidity of such securities is limited and the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund’s ability to dispose of particular Assignments or Participations when necessary to meet the fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for corporate loans also may make it more difficult for the fund to assign a value to those securities for purposes of valuing the fund’s investments and calculating its net asset value. The fund’s policy limiting its illiquid securities will be applicable to investments in corporate loans.

Foreign Investments

Depositary Receipts.    For many foreign securities, there are U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Because ADRs trade on United States securities exchanges, they are not generally treated as foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities. EDRs, which sometimes are referred to as Continental Depository Receipts (“CDRs”), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and GDRs, EDRs, and CDRs, in bearer form, are designed for use in European securities markets. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. By investing in depositary receipts rather than directly in foreign issuers’ stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market for many depositary receipts. The information available for depositary receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.

Emerging Markets (AIM Capital Appreciation, Pioneer Strategic Income, Salomon Brothers Strategic Total Return Bond, Travelers Managed Income, Strategic Equity, and MFS Total Return Portfolios).    Emerging market countries include any country determined by the manager or subadviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including the country’s foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The manager or subadviser determines an issuer’s principal trading market for its securities and the source of its revenues and assets. The issuer’s principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

Sovereign Debt Obligations (Pioneer Strategic Income, MFS Total Return, Salomon Brothers Strategic Total Return Bond and Travelers Managed Income Portfolios).    Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal or interest is not guaranteed by the U.S. Government.

Brady Bonds (Strategic Equity, Pioneer Strategic Income, MFS Total Return, Salomon Brothers Strategic Total Return Bond and Travelers Managed Income Portfolios).    Each fund may invest in Brady Bonds, which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Slovenia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. Investors should recognize that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

A fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Samurai and Yankee Bonds (Salomon Brothers Strategic Total Return Bond, Travelers Managed Income and Pioneer Strategic Income Portfolios).    Subject to their fundamental investment restrictions, these funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers (“Samurai bonds”), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers (“Yankee bonds”). It is the policy of the funds to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

Investments in Other Investment Companies (Salomon Brothers Strategic Total Return Bond, AIM Capital Appreciation, MFS Total Return and Pioneer Strategic Income Portfolios).    With respect to certain countries, investments by the Salomon Brothers Strategic Total Return Bond Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Salomon Brothers Strategic Total Return Bond Portfolio may invest in the securities of closed-end investment companies within the limits of the 1940 Act. The Pioneer Strategic Income Portfolio may invest in the securities of other investment companies to the extent that such investments are consistent with its objective and policies and permissible under the 1940 Act. These limitations currently provide that, in general, a fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the fund to own in the aggregate more than 3 percent of the total outstanding voting securities of the investment company or (b) such a purchase would cause the fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its aggregate assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies’ portfolio securities. Each fund does not intend to invest in such vehicles or funds unless, in the judgment of management, the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the funds will anticipate investing directly in these markets.

Money Market Securities

Commercial Bank Obligations (each fund).    For the purposes of each fund’s investment policies with respect to bank obligations (such as CDs, TDs and bankers’ acceptances), obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. See “Investment Risks.” Although a fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of at least U.S. $500 million (or the equivalent thereof), this U.S. $500 million figure is not a fundamental investment policy or restriction of the funds. For calculation purposes with respect to the U.S. $500 million figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial Paper (each fund).    Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each fund, except Smith Barney Money Market Portfolio, therefore, may not invest in a master demand note, if as a result more than 15% of the value of each such fund’s net assets would be invested in such notes and other illiquid securities. Smith Barney Money Market Portfolio may not invest in such notes if more than 10% of the value of its total assets would be invested in such notes and other illiquid securities.

Indexed Commercial Paper (Salomon Brothers Strategic Total Return Bond and Strategic Equity Portfolios).    Each fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The funds will not purchase such commercial paper for speculation.

Other Investment Practices

Illiquid and Restricted Securities (each fund).    Each fund may purchase securities that are restricted as to resale (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”). Some restricted securities can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Board of Directors may determine, based upon a continuing review of the trading markets for a specific restricted security, that such restricted securities are liquid and therefore not subject to a fund’s restriction on illiquid investments. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor each fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements (each fund).    Each fund may enter into repurchase agreements, wherein the seller agrees to repurchase a security from the fund at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the fund holds the security and which is not related to the coupon rate on the purchased security. Each fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price plus accrued interest, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the fund may be delayed or limited or the fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A fund will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the manager or subadviser under guidelines approved by the Board of Directors. It is the policy of each fund (except the Smith Barney Money Market Portfolio) not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a fund amount to more than 15% of that fund’s net assets. The Smith Barney Money Market Portfolio may not invest in such securities if any such investment together with any other illiquid assets held by it amount to more than 10% of its total assets.

Reverse Repurchase Agreements (AIM Capital Appreciation Portfolio, Salomon Brothers Strategic Total Return Bond).    Each fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Repurchase agreements involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Such transactions are only advantageous if the fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when management believes it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating fund’s assets. The fund’s custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

At the time a fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities that have a value no less than the repurchase price, including accrued interest. Reverse repurchase agreements will be treated as borrowings and will be considered in the fund’s overall borrowing limitation.

Borrowing and Leverage (each fund).    Each fund may borrow from banks, on a secured or unsecured basis. If the fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as “leverage.” Smith Barney International All Cap Growth, Smith Barney Aggressive Growth, Pioneer Strategic Income, Salomon Brothers Strategic Total Return Bond and SB Adjustable Rate Income Portfolios are the only funds that will utilize leverage. In addition, AIM Capital Appreciation Portfolio may, but has no current intention to, engage in leverage. Should any fund engage in leverage, immediately after such borrowing the value of its assets, including the amount borrowed, less liabilities, must be equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

“Dollar Roll” Transactions (Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Travelers Managed Income, Pioneer Strategic Income).    Each fund may enter into “dollar roll” transactions pursuant to which the fund sells fixed income or mortgage backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the securities. The fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee.

Since a fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the fund and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the funds that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the funds and will be subject to each fund’s overall borrowing limitation. Dollar roll transactions are considered speculative.

Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that the fund enters into a dollar roll transaction, it will place in a segregated account cash or other liquid securities having a value equal to the repurchase price and will subsequently monitor the account to ensure that its value is maintained.

Securities Lending (each fund).    Each fund may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. government securities equal to no less than the market value, determined daily, of the securities loaned. The fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the fund may pay reasonable finders, administrative and custodial fees.

Management will limit such lending to not more than the percentages shown below:

Fund	Limit as a % of Total Assets
Strategic Equity Portfolio	33 1/3%
AIM Capital Appreciation Portfolio	33 1/3%
MFS Total Return Portfolio	30%
Salomon Brothers Strategic Total Return Bond Portfolio	30%
Travelers Managed Income Portfolio	33 1/3%
Pioneer Strategic Income Portfolio	33 1/3%
Van Kampen Enterprise Portfolio

Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the fund’s investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing funds will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom management deems to be of good standing and will not be made unless, in the judgment of management, the interest to be earned from such loans would justify the risk.

By lending its securities, a fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Each fund will adhere to the following conditions whenever it lends its securities: (1) the fund must receive at least 102% cash collateral or equivalent securities from the borrower, which amount of collateral will be maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the fund must terminate the loan and regain the fund’s right to vote the securities.

When-Issued, Delayed Delivery and Forward Commitment Securities (AIM Capital Appreciation, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Travelers Managed Income, Pioneer Strategic Income).    Each fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but no payment or delivery will be made by a fund prior to the actual delivery or payment by the other party to the transaction. A fund will not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date.

Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each fund’s custodian will maintain, in a segregated account on behalf of the fund, cash, U.S. government securities or other liquid securities having a value equal to or greater than the fund’s purchase commitments; the custodian will likewise segregate securities sold on a delayed basis. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund’s net asset value per share. To the extent that the fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or delayed-delivery basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.

Short Sales Against the Box (AIM Capital Appreciation, Strategic Equity, Van Kampen Enterprise, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may make short sales of securities in order to reduce market exposure and/or to increase its income if, at all times when a short position is open, the fund owns an equal or greater amount of such securities or owns preferred stock, debt or warrants convertible or exchangeable into an equal or greater number of the shares of the securities sold short. Short sales of this kind are referred to as short sales “against the box.” The broker-dealer that executes a short sale generally invests the cash proceeds of the sale until they are paid to the fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The fund will segregate the securities against which short sales against the box have been made in a special account with its custodian. AIM Capital Appreciation Portfolio will limit its investments such that no more than 10% of the value of its net assets will be deposited as collateral for such sales at any time.

Derivative Contracts

Futures, Options and Currency Transactions (Strategic Equity, AIM Capital Appreciation, Van Kampen Enterprise, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. government or foreign government securities or equity or fixed-income securities (“futures contracts”), and may buy and write put and call options to buy or sell futures contracts (“options on futures contracts”); provided, however, that the AIM Capital Appreciation Portfolio, Pioneer Strategic Income Portfolio, Smith Barney Mid Cap Core Portfolio and SB Adjustable Rate Income Portfolio may only write covered call options. A call option written by a fund is “covered” if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds, on a share-for-share basis, a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written, if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund’s books. When a fund buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument’s closing price and the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives a fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

The funds will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the fund’s securities or the prices of securities which the fund is considering buying at a later date. The Smith Barney International All Cap Growth, MFS Total Return and Smith Barney High Income Portfolios, however, may enter into futures contracts and options on futures contracts for non-hedging purposes.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a fund will incur brokerage fees when it buys or sells futures contracts.

A fund will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the fund or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the fund’s commitments under outstanding futures contracts positions and options on futures contracts written by the fund would exceed the market value of the total assets of the fund.

In addition, the Strategic Equity Portfolio will not: (1) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (2) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the fund’s total assets under normal conditions; or (3) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The Commodity Futures Trading Commission (“CFTC”) recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. Each fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, each fund is no longer restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. Each fund, however, continues to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a fund’s long and short positions in future contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the fund’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

Writing Covered Call Options (AIM Capital Appreciation, Van Kampen Enterprise, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may write (sell) covered call options. A fund may write (sell) covered call options for hedging purposes or to increase its portfolio return. Covered call options will generally be written on securities and currencies which, in the opinion of management, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund. AIM Capital Appreciation Portfolio will not write covered call options for speculative purposes.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. Management believes that the writing of covered call options is less risky than writing uncovered or “naked” options, which the funds will not do.

Fund securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each fund’s investment objective. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option’s expiration. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the fund’s custodian. Each fund does not consider a security or currency covered by a call option to be “pledged” as that term is used in the fund’s policy which limits the pledging or mortgaging of its assets.

The premium a fund receives for writing a call option is deemed to constitute the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability in the fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be a market risk with respect to the security or currency.

Each fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by each fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

Each fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

Purchasing Call Options (Van Kampen Enterprise, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income, AIM Capital Appreciation).    Each fund may purchase call options. As the holder of a call option, a fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the fund’s current return. Aggregate premiums paid for put and call options by the Salomon Brothers Strategic Total Return Bond Portfolio will not exceed 5% of the fund’s total assets at the time of purchase. The AIM Capital Appreciation Portfolio will not purchase call options for speculative purposes.

Purchasing Put Options (Van Kampen Enterprise, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income, AIM Capital Appreciation).    Each fund may purchase put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The AIM Capital Appreciation Portfolio will not purchase put options for speculative purposes.

Each fund may purchase a put option on an underlying security or currency (a “protective put”) owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when management deems it desirable to continue to hold the security or currency. The premium paid for the put option and any transaction costs would reduce any gains otherwise available for distribution when the security or currency is eventually sold.

Each fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a fund when purchasing a put option will be recorded as an asset in the fund’s statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be calculated as described in “Determination of Net Asset Value” in this SAI. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Writing Put Options (AIM Capital Appreciation Portfolio).    The fund may write put options that give the holder of the option the right to sell the underlying security to the fund at the stated exercise price. The fund will receive a premium for writing a put option, which increases the fund’s return. The fund will write only covered put options, which means that so long as the fund is obligated as the writer of the option it will have placed and maintained cash, U.S. government securities or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The fund may engage in closing transactions to terminate put options that it has written.

Options on Securities and on Foreign Currencies (each fund).    In an effort to reduce fluctuations in net asset value or to increase portfolio return, the funds may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The purpose of such transactions is to hedge against changes in the market value of portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. A fund may write and buy options on the same types of securities that the fund could buy directly and may buy options on financial indices as described below with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities except as noted above.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

In purchasing an option, a fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid, and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.

Although they entitle the holder to buy equity securities, options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

If a put or call option written by a fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The fund retains the premium received from writing a put or call option whether or not the option is exercised.

Each fund may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the fund and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the fund. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the fund’s options position, the option may expire worthless and the fund will lose the amount of the premium. There is no specific percentage limitation on each fund’s investments in options on foreign currencies.

Each fund may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the fund is permitted to invest directly. The fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the fund in a negotiated transaction is illiquid, the value of an option bought or the amount of the fund’s obligations under an option written by the fund, as the case may be, will be subject to the fund’s limitation on illiquid investments. In the case of illiquid options, it may not be possible for the fund to effect an offsetting transaction at a time when management believes it would be advantageous for the fund to do so.

Options on Securities Indices (AIM Capital Appreciation, Van Kampen Enterprise, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may enter into options on securities indices. Through the writing or purchase of index options, a fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities (which require, upon exercise, delivery of the underlying security), settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss of an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index is based) rather than price movements in individual securities, as is the case with respect to options on securities.

When a fund writes an option on a securities index, it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract’s value in the case of a call. In addition, where the fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Options on securities and index options involve risks similar to those risks relating to transactions in financial futures described below. Also, an option purchased by the fund may expire worthless, in which case the fund would lose the premium paid therefor.

Except as provided below, each fund intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which each fund has in place with such primary dealers will provide that each fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a fund for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. Each fund will treat all or a part of the formula price as illiquid for purposes of the fund’s limit on investment in illiquid securities. Each fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of the fund’s limit on investment in illiquid securities.

Forward Currency Transactions (Strategic Equity, AIM Capital Appreciation, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may enter into forward foreign currency exchange contracts (“forward currency contracts”) to attempt to minimize the risk to the fund from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed-upon price (which may be in U.S. dollars or a foreign currency) at a future date, which is individually negotiated between currency traders and their customers. A fund may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security (“transaction hedge”). Additionally, when a fund believes that a foreign currency in which its securities are denominated may suffer a substantial decline against the U.S. dollar, the fund may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the fund may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount (“position hedge”). A fund also may enter into a forward currency contract with respect to a currency where the fund is considering the purchase of investments denominated in that currency but has not yet done so (“anticipatory hedge”). In any of these circumstances the fund may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the fund believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the fund are denominated (“cross hedge”). Each fund may invest in forward currency contracts with stated contract values of up to the value of the fund’s assets. The MFS Total Return and Pioneer Strategic Income Portfolios may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the fund’s ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the fund’s assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. A fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option on currency gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the fund anticipates purchasing securities.

A fund’s ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter (“OTC”) markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. Any OTC options acquired by a fund and assets used as “cover” for OTC options written by the fund would be considered illiquid and subject to each fund’s limitation on investing in such securities.

A fund also may enter into forward contracts to buy or sell at a later date instruments in which the fund may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A fund may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

Interest Rate, Securities Index, Financial Futures and Currency Futures Contracts (AIM Capital Appreciation Portfolio Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may enter into interest rate, securities index, financial futures and currency futures contracts (“Futures” or “Futures Contracts”). AIM Capital Appreciation Portfolio may enter into stock index Futures Contracts. Van Kampen Enterprise Portfolio may enter into stock index and interest rate Futures Contracts. A fund may enter into Futures Contracts as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the fund. A fund’s hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A fund may also enter into Futures Contracts based on financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place.

The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract (“current contract value”) and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

The principal interest rate and currency Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are traded in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a fund’s exposure to interest rate and currency exchange rate fluctuations, the fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the “delivery month”) by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

Persons who trade in Futures Contracts may be broadly classified as “hedgers” and “speculators.” Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each fund’s Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the fund owns, or Futures Contracts will be purchased to protect a fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Smith Barney International All Cap Growth, Pioneer Strategic Income, Smith Barney Mid Cap Core, MFS Total Return and Smith Barney High Income Portfolios may each enter into Futures transactions for non-hedging purposes.

“Margin” with respect to Futures Contracts is the amount of funds that must be deposited by a fund with a broker in order to initiate Futures trading and to maintain the fund’s open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into (“initial margin”) is intended to assure the fund’s performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margin, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit (“variation margin”). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, each fund will mark to market the current value of its open Futures Contracts. Each fund expects to earn interest income on its margin deposits.

Options on Futures Contracts (AIM Capital Appreciation, Van Kampen Enterprise, Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income).    Each fund may enter into options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each fund may purchase call and put options on the underlying securities or currencies themselves (see “Purchasing Put Options” and “Purchasing Call Options” above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by a fund or to reduce or eliminate the hedge position then currently held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

Each fund will enter into transactions in Futures Contracts and options on Futures Contracts for non-hedging purposes only if the aggregate initial margin and premiums on non-hedging positions do not exceed 5% of the liquidation value of the fund’s assets.

Yield Curve Options (MFS Total Return Portfolio).    The fund may enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the fund may purchase or write such options for hedging purposes. For example, the fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of management, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent that was not anticipated. Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amount of the fund’s liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and, because they have been only recently introduced, established trading markets for these securities have not yet developed.

Swaps and Swap-Related Products (AIM Capital Appreciation Strategic Equity, MFS Total Return, Salomon Brothers Strategic Total Return Bond, Pioneer Strategic Income Portfolios). As one way of managing its exposure to different types of investments, each fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by a fund with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, a fund might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

A fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Each fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Each fund intends to use these transactions as a hedge and not as a speculative investment. Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund’s exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form or variety of swap agreement if management determines it is consistent with the fund’s investment objective and policies.

A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted with the fund’s receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, management and each fund believes such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by its custodian. If a fund enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of such fund’s accrued obligations under the agreement. A fund will not enter into any swap, cap, floor or collar transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. The most significant factor in the performance of swaps, caps, floors and collars is the change in specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If management is incorrect in its forecasts of such factors, the investment performance of the fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the fund the fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the fund’s risk of loss consists of the net amount of payments that the fund is contractually entitled to receive. Each fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and futures contracts and various combinations thereof continue to be developed and a fund may invest in any such options and contracts as may be developed to the extent consistent with its investment objective and regulatory and tax requirements applicable to investment companies.

RISK FACTORS

General.    Investors in each fund should realize that risk of loss is inherent in the ownership of any securities and that each fund’s net asset value will fluctuate, reflecting the fluctuations in the market value of its portfolio positions. The following sections describe some of the important risk factors involved in connection with the types of investments or investment practices indicated. See “Investment Objectives and Management Policies” and “Investment Practices” for a description of the permissible investments and investment practices of each fund.

Fixed Income Securities.    Investments in fixed income securities may subject the funds to risks, including the following.

Interest Rate Risk.    When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s duration, the issuer and the type of instrument.

Default Risk/Credit Risk.    Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk.    Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Foreign Securities (in general).    Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the funds. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Non-U.S. securities markets, while growing in volume, have for the most part substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income (and, in some cases, capital gains) from non-U.S. securities will generally be subject to withholding or other taxes by the country in which the issuer is located and may not be recoverable by the fund or the investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the funds will incur costs in converting foreign currencies into U.S. dollars. Investments in foreign securities also may result in higher expenses due to the costs of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expenses of maintaining securities with foreign custodians, the imposition of transfer taxes or transaction charges associated with foreign exchanges or foreign withholding taxes. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by a fund. In addition, a fund may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent a fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

Emerging Markets Securities.    Because of the special risks associated with investing in emerging markets, an investment in a fund that invests in emerging markets may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

The risks of investing in securities in emerging countries include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which maybe represented by the securities purchased by the funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the funds will not also be expropriated, nationalized, or otherwise confiscated at some time in the future. If such confiscation were to occur, the funds could lose a substantial portion or all of their investments in such countries. A fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the funds’ investment in those countries.

Settlement mechanisms in emerging market securities may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be delays and failures in share registration and delivery.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a fund believes that appropriate circumstances warrant, it will promptly apply to the

SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from a fund’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Economic and Monetary Union (EMU).    As part of EMU, on January 1, 1999 11 European countries adopted a single common currency—the euro. Budgetary decisions remain in the hands of each participating country, but are subject to each country’s commitment to avoid “excessive deficits” and other more specific budgetary criteria. The European Central Bank is responsible for setting the official interest rate within the euro zone. EMU may create new economic opportunities for investors, such as easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition; however, EMU and the introduction of the euro present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds’ portfolios; (iv) there is uncertainty concerning the fluctuation of the euro relative to non-euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the funds.

Sovereign Debt.    Investments in the sovereign debt of foreign countries involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a fund’s net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.

Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a fund’s investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although management intends to manage each fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a fund to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Russia and Mexico are among the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country’s balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country’s trading partners could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any. To the extent that a country receives payments for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s and S&P. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody’s. The funds may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, each fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

Currency Risks.    The funds that invest substantially in securities denominated in currencies other than the U.S. dollar, or that hold foreign currencies, will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each fund’s shares and also may affect the value of dividends and interest earned by the funds and gains and losses realized by the funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

Real Estate Investment Trusts.    The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for the ability to avoid tax by satisfying distribution requirements under the Code, and failing to maintain exemption from the 1940 Act. Also, a fund will indirectly bear its proportionate share of expenses incurred by REITs in which the fund invests. REITs are also sensitive to factors such as changes in real estate values and property taxes, interest rates, overbuilding and creditworthiness of the issuer.

Zero Coupon, Pay-In-Kind and Delayed Interest Securities.    The values of these securities may be highly volatile as interest rates rise or fall. In addition, a fund’s investments in zero coupon, pay-in-kind and delayed interest securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between a zero coupon security’s stated redemption price at maturity and its issue price is taxable income of the fund each year.

The value of zero coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for a fund to continue to qualify for tax treatment as a regulated investment company and to avoid income and possibly excise tax, the fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

Ratings Categories.    General. In general, the ratings of NRSROs represent the opinions of these organizations as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that a NRSRO might not change its rating of a particular issue to reflect subsequent events. These ratings may be used by a fund as initial criteria for the selection of portfolio securities, but each fund also will rely upon the independent advice of its manager or subadviser, as the case may be, to evaluate potential investments. Management will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the capabilities of the issuer’s management, and regulatory matters.

Investment Grade Categories.    Fixed income securities rated in the highest four ratings categories for long-term debt by a NRSRO are considered “investment grade.” Obligations rated in the lowest of the top four ratings (e.g., Baa by Moody’s or BBB by S&P) are considered to have some speculative characteristics. Unrated securities will be considered to be investment grade if deemed by the manager or subadviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuer of such securities are rated Baa/BBB or better. For a description of the ratings, see Appendix A.

Lower-Rated and Non-Rated Securities.    The funds that may invest in debt securities rated below investment grade are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these funds.

Generally, lower-quality securities offer a higher return potential than investment grade securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-quality securities and comparable non-rated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by a fund, with a commensurate effect on the value of the fund’s shares.

The markets in which lower-quality securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a fund to purchase and also may restrict the ability of a fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of lower-quality securities to repay principal and pay interest thereon.

While the market values of lower-quality securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of investment grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-quality securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-quality securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-quality securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Securities of Unseasoned Issuers.    The issuers of these securities may lack a significant operating history and be dependent on products or services without an established market share.

Borrowing and Leverage.    Leverage creates an opportunity for increased returns to shareholders of a fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund’s shares and in the fund’s yield. Although the principal or stated value of such borrowings will be fixed, the fund’s assets may change in value during the time the borrowing is outstanding. By leveraging the fund, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. Leverage will create interest or dividend expenses for a fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest and other charges the fund will have to pay in respect thereof, the fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to a fund.

Reverse Repurchase Agreements.    Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a fund may decline below the price of the securities the fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreements may effectively be restricted pending such decision.

Loan Participations or Assignments.    The funds may have difficulty disposing of assignments and loan participations. The liquidity of such securities is limited, and each fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on each fund’s ability to dispose of particular assignments or participations when necessary to meet the fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the fund to assign a value to those securities for purposes of valuing the fund’s portfolio securities and calculating its net asset value.

Certain of the loan participations acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate the fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A fund’s ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct investments which a fund will purchase, management will rely upon its own credit analysis (and not that of the original lending institution) of the borrower. As a fund may be required to rely upon another lending institution to collect and pass on to it amounts payable with respect to the loan and to enforce its rights under the loan, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. In such cases, a fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan participation for purposes of certain investment restrictions pertaining to the diversification of the fund’s portfolio investments. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a fund could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protection against fraud and misrepresentation. In the absence of definitive regulatory guidance, each fund relies on management’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund. In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that management determines that any such investments are illiquid, a fund will include them in the limitations on investments in illiquid securities described below under “Investment Restrictions.”

Derivative Instruments.    In accordance with its investment policies, a fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio managers’ expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio managers’ expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk:    The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility:    Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk:    The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk:    Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund’s restrictions on illiquid investments.

Correlation risk:    There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund’s portfolio is reviewed and analyzed by the fund’s portfolio managers to assess the risk and reward of each such instrument in relation the fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the fund and its shareholders.

Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products.    The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a fund invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a fund may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

With respect to interest rate swaps, each fund recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the fund’s investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the fund’s ability to offset the swap at any time.

A fund’s ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the fund as the possible loss of the entire premium paid for an option bought by the fund, and the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option. As a result, no assurance can be given that the fund will be able to use those instruments effectively for the purposes set forth above.

In connection with its transactions in futures, options, swaps and forwards, each fund may be required to place assets in a segregated account with the fund’s custodian bank to ensure that the fund will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the fund’s assets could impede implementation of the fund’s investment policies or the fund’s ability to meet redemption requests or other current obligations.

Particular Risks of Futures Contracts.    The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. The fund, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Furthermore, in the case of a futures contract purchase, in order to be certain that a fund has sufficient assets to satisfy its obligations under a futures contract, the fund sets aside and commits to back the futures contract an amount of cash, U.S. government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit. In the case of a futures contract sale, a fund will either set aside amounts as in the case of a futures contract purchase, own the security underlying the contract, or hold a call option permitting the fund to purchase the same futures contract at a price no higher than the contract price. Assets used as cover cannot be sold while the position in the corresponding futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a significant portion of the fund’s assets to cover could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Mortgage-Backed Securities.    To the extent a fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the fund’s principal investment to the extent of the premium paid. The yield generated by a fund that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.

Other Asset-Backed Securities.    The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security’s average maturity and limit the potential appreciation in the security’s value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security’s average life and its potential for price depreciation.

Adjustable Rate Securities.    The types of securities in which the SB Adjustable Rate Income Portfolio will invest have certain unique attributes that warrant special consideration or that present risks that may not exist in other types of mutual fund investments. Some of these risks and special considerations are peculiar to Adjustable Rate Securities whereas others, most notably the risk of prepayments, pertain to the characteristics of MBSs or ABSs generally.

Payments of principal of and interest on MBSs and ABSs are made more frequently than are payments on conventional debt securities. In addition, holders of MBSs and of certain ABSs (such as ABSs backed by home equity loans) may receive unscheduled payments of principal at any time, representing prepayments on the underlying mortgage loans or financial assets. When the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the MBS or ABS originally held. To the extent that MBSs or ABSs are purchased by the fund at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If MBSs or ABSs are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. SBFM will consider remaining maturities or estimated average lives of MBSs and ABSs in selecting them for the fund.

ABSs may present certain risks not relevant to MBSs. Although ABSs are a growing sector of the financial markets, they are relatively new instruments and may be subject to a greater risk of default during periods of economic downturn than MBSs. In addition, assets underlying ABSs such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed. Finally, the market for ABS may not be as liquid as that for MBSs.

The interest rate reset features of Adjustable Rate Securities held by the fund will reduce the effect on the net asset value of fund shares caused by changes in market interest rates. The market value of Adjustable Rate Securities and, therefore, the fund’s net asset value, however, may vary to the extent that the current interest rate on the securities differs from market interest rates during periods between interest reset dates. The longer the adjustment intervals on Adjustable Rate Securities held by the fund, the greater the potential for fluctuations in the fund’s net asset value.

Investors in the fund will receive increased income as a result of upward adjustments of the interest rates on Adjustable Rate Securities held by the fund in response to market interest rates. The fund and its shareholders will not benefit, however, from increases in market interest rates once those rates rise to the point at which they cause the rates on the Adjustable Rate Securities to reach their maximum adjustment rate, annual or lifetime caps. Because of their interest rate adjustment feature, Adjustable Rate Securities are not an effective means of “locking-in” attractive rates for periods in excess of the adjustment period. In addition, mortgagors on loans underlying MBSs with respect to which the underlying Mortgage Assets carry no agency or instrumentality guarantee are often qualified for the loans on the basis of the original payment amounts; the mortgagor’s income may not be sufficient to enable it to continue making its loan payments as the payments increase, resulting in a greater likelihood of default.

Any benefits to the fund and its shareholders from an increase in the fund’s net asset value caused by declining market interest rates are reduced by the potential for increased prepayments and a decline in the interest rates paid on Adjustable Rate Securities held by the fund. When market rates decline significantly, the prepayment rate on Adjustable Rate Securities is likely to increase as borrowers refinance with fixed rate mortgage loans, thereby decreasing the capital appreciation potential of Adjustable Rate Securities. As a result, the fund should not be viewed as consistent with an objective of seeking capital appreciation.

Options and Futures Markets.    Participation in the options or futures markets involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If SBFM’s predictions of movements in the direction of the securities and interest rate markets are not accurate, the adverse consequences to the fund may leave the fund in a worse position than if options or futures strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (a) dependence on SBFM’s ability to predict correctly movements in the direction of interest rates and securities prices; (b) imperfect correlation between the price of options and futures contracts and options on futures contracts and movements in the prices of the securities being hedged; and (c) the skills needed to use these strategies being different from those needed to select portfolio securities. In addition, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and no assurance can be given that an active market will exist for a particular contract or option at a particular time.

Disclosure of Portfolio Holdings

The fund’s general policy with respect to the disclosure of portfolio security holdings is that such information may never be shared with non-Fund related employees, investors and potential investors, and with third parties unless it is done for legitimate fund business purposes. Generally, the release of details of securities positions is only permitted once they are considered “stale” - meaning after it is 25 calendar days old following the quarter-end.

Each fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end.

Subject to the provisions relating to “ongoing arrangements,” each fund’s holdings may also be released with simultaneous public disclosure at least 25 days after quarter end. Typically, simultaneous public disclosure is achieved by posting the information to a CAM or the fund’s Internet site that is accessible by the public, or through public release by a third party vendor. For the purposes of the policy, the term “ongoing arrangement” is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information following the filing of Form N-Q or Form N-CSR.

CAM may release limited portfolio holdings information that is not yet considered stale in the following circumstances, subject to the provisions relating to “ongoing arrangements”:

1. The fund’s top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

2. The fund’s (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, (iii) yield and duration, and (iv) the fund’s performance attribution (e.g., analysis of the fund’s outperformance or underperformance of its benchmark based on its portfolio holdings) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by the fund’s portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the fund must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the fund and neither the fund, CAM or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

The approval of the fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Any exceptions to the policies must be reported to the fund’s Board at its next regularly scheduled meeting.

All ongoing arrangements to make available information about the fund’s portfolio securities will be reviewed by the fund’s Board no less frequently than quarterly.

The funds do not currently post their portfolio holdings, or otherwise publicly disclose their portfolio holdings other than in required regulatory filings and reports, but may in the future do so.

Set forth below is a list, as of December 28, 2004, of those parties with whom CAM, on behalf of the funds, has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The fund’s independent registered public accountant also has access from time to time to a fund’s portfolio holdings in connection with performing the audit and related functions.

Recipient (holdings)	Frequency	Delay before dissemination
State Street Bank & Trust Co., (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services, (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Calendar days after Quarter End
Lipper	Quarterly	25 Calendar days after Quarter End
S&P	Quarterly	25 Calendar days after Quarter End
Morningstar	Quarterly	25 Calendar days after Quarter End
Vestek	Daily	None
AMBAC (Insurer)	Daily	None
S&P (Rating Agency)	Weekly Tuesday Night	1 day
Moody’s (Rating Agency)	Weekly Tuesday Night	1 day
Factset	Daily	None
Baseline	Daily	None
Frank Russell	Monthly	1 day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent the 1-3 business day following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent the first business day following the end of a Quarter
Quantitative Services Group	Daily	None

With respect to each such arrangement, each fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the funds. Neither the funds, CAM nor any other affiliated party receives compensation or any other consideration in connection with such arrangements. It is expected that the Fund’s policy will be submitted to the Board for review in connection with the Board’s annual review of the Fund’s compliance policies and procedure.

INVESTMENT RESTRICTIONS

The funds have adopted the following investment restrictions and policies that are “fundamental” and cannot be changed without the approval of a “majority of the outstanding voting securities” of the fund affected by the change, as defined under the 1940 Act (see “Other Information about the Company—Voting Rights”). Following the list of each fund’s fundamental investment restrictions which is set forth below is a list of other policies or restrictions that are not fundamental. Investment policies and restrictions that are not fundamental may be changed by the Company’s Board of Directors without shareholder approval. If a fund adheres to a percentage restriction at the time of an investment by the fund, a later increase or decrease in percentage resulting solely from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of such percentage restriction.

The Strategic Equity Portfolio may not:

1.  Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

2.  Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

3.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

4.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

7.  Invest more than 25% of its total assets in securities of any one industry. (Obligations of a foreign government and its agencies or instrumentalities constitute a separate “industry” from those of another foreign government.)

Notwithstanding any other investment restriction of Strategic Equity Portfolio, the fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the fund.

In addition, the following nonfundamental policies have also been adopted by Strategic Equity Portfolio. The fund may not:

1.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.  Purchase securities issued by any other registered investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, or (b) where no commission or profit to a sponsor or dealer results from such purchase, or (c) when such purchase, though not in the open market, is part of a plan of merger or consolidation; provided, however, that the fund will not purchase such securities if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the fund’s purchases of securities issued by an open-end investment company will be consistent with the provisions of the 1940 Act.

3.  Make investments for the purpose of exercising control or management.

4.  Invest in interests in oil, gas, or other mineral exploration or development programs, although the fund may purchase securities which are secured by such interests and may purchase securities of issuers which invest in or deal in oil, gas or other mineral exploration or development programs.

5.  Purchase warrants, if, as a result, the fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

The AIM Capital Appreciation Portfolio may not:

1.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

2.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder, or borrow money.

3.  Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

5.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.  Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

7.  Invest for the purpose of exercising control over or management of any company, except to the extent that the fund may purchase securities of other investment companies.

8.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental:

The AIM Capital Appreciation Portfolio may not:

1.  In complying with the fundamental restriction regarding issuer diversification, the fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have subadviser or an affiliate of subadviser as an investment advisor (an “AIM” Advised Fund”), subject to the terms and conditions of any exemptive orders issued by the SEC.

2.  In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks and broker-dealers, another fund advised by sub-adviser. AIM Constellation Fund may not purchase additional securities when any borrowings from another fund advised by sub-advisor are outstanding.

3.  In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

4.   In complying with the fundamental restriction with regard to making loans, the fund may lend up to 33 1/3% of its total assets and may lend money to another fund advised by subadviser, on such terms and conditions as the SEC may require in an exemptive order.

5.  Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

6.  Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

7.  The fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

8.  The amount AIM Capital Appreciation Portfolio may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Capital Appreciation Fund’s assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Capital Appreciation Portfolio may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Capital Appreciation Portfolio with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Capital Appreciation Portfolio shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Capital Appreciation Portfolio, the net asset value of AIM Capital Appreciation Portfolio will decrease faster than would otherwise be the case. This speculative factor is known as “leveraging.”

The Van Kampen Enterprise Portfolio may not:

1.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

2.  Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

3.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

4.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder taking into account any rule or order of the SEC exempting the fund from the limitation imposed by Section 12(d)(1) of the 1940 Act.

5.  Invest more than 25% of its total assets in securities issued by companies in any one industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the fund but includes the fund’s pro rata portion of the securities and other assets owned by any such company.

6.  Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

7.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

Notwithstanding any other investment restriction of Van Kampen Enterprise Portfolio, the fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the fund.

In addition, the following nonfundamental policies have also been adopted by Van Kampen Enterprise Portfolio. The fund may not:

1.  Invest more than 5% of the value of its total assets in securities of companies which (including predecessor companies or operations) have been in business less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the fund but includes the fund’s pro rata portion of the securities and other assets owned by any such company.

2.  Acquire any private placement if it would cause more than 2% of the net assets of the fund, as determined at the time the fund agrees to any such acquisition, to be invested in private placements and other assets not having readily available market quotations, provided, however, that this limitation excludes shares of other open-end investment companies owned by the fund but includes the fund’s pro rata portion of the securities and other assets owned by any such company; and, provided further, that this limitation excludes securities that have been issued pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”).

3.  Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, not more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

4.  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

5.  Invest in interests in oil, gas, or other mineral exploration or developmental programs.

6.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

7.  Make any investment in any security about which information is not available with respect to history, management, assets, earnings, and income of the issuer except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

8.  Make any investment which involves promotion or business management by the fund or which would subject the fund to unlimited liability.

9.  Invest in companies for the purpose of exercising control.

10.  Acquire securities of any other domestic or foreign investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

The MFS Total Return Portfolio may not:

1.  Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

2.  Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

3.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

5.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.  Purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry except (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations.

7.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

Notwithstanding any other investment restriction of MFS Total Return Portfolio, the fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the fund.

In addition, the following nonfundamental policies have also been adopted by MFS Total Return Portfolio. The fund may not:

1.  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2.  Purchase securities issued by any other investment company in excess of the amount permitted by the 1940 Act, except when such purchase is part of a plan of merger or consolidation.

3.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

4.  Purchase or sell any put or call options or any combination thereof, provided, that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, foreign currencies, indexes of securities, any type of swap or any type of futures contract or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies.

5.  Purchase or sell interests in oil, gas or mineral leases.

The Salomon Brothers Strategic Total Return Bond Portfolio may not:

1.  Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry (provided, however, that the fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the fund), except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

2.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

3.  Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.  Borrow money in excess of 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the fund from entering into reverse repurchase agreements and engaging in “roll” transactions, provided that reverse repurchase agreements, “roll” transactions and any other transactions constituting borrowing by the fund may not exceed  1/3 of its total assets. In the event that the asset coverage for the fund’s borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings.

6.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

For purposes of Salomon Brothers Strategic Total Return Bond Portfolio’s concentration policy contained in limitation (1) above, the fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

In addition, the following nonfundamental investment policies have been adopted by the Salomon Brothers Strategic Total Return Bond Portfolio. The fund may not:

1.  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2.  Invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer (provided, however, that the fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the fund).

3.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

4.  Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the fund).

5.  Invest in companies for the purpose of exercising control or management (provided, however, that the fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the fund).

6.  Invest in interests in oil, gas, or other mineral exploration or development programs.

7.  Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the fund).

The Travelers Managed Income Portfolio may not:

1.  Concentrate the portfolio investments in any industry by investing more than 25% of its gross assets in any one industry. There shall be no limitation on the purchase of U.S. Government securities by the fund when it adopts a defensive position.

2.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

3.  Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6.  Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

7.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

8.  Purchase securities from or sell securities to any of its officers or directors, except with respect to its own shares and as is permissible under applicable statues, rules and regulations.

Notwithstanding any other investment restriction of Travelers Managed Income Portfolio, the fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the fund.

In addition, the following nonfundamental policies have also been adopted by Travelers Managed Income Portfolio. The fund may not:

1.  Purchase securities of any other investment company except as part of a plan of merger or consolidation.

2.  Purchase securities of companies which together with predecessors have a record of less than three years’ continuous operation, if, as a result, more than 5% of the fund’s net assets would then be invested in such securities.

3.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

4.  Invest in puts, calls, straddles, spreads and any combination thereof.

5.  Invest in oil, gas or other mineral exploration or development programs, provided, however, this shall not prohibit the fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities.

6.  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

7.  Purchase securities of companies for the purpose of exercising control.

The Pioneer Strategic Income Portfolio may not:

1.  Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

2.  Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

3.  Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds’ investment objective and policies); or (d) investing in real estate investment trust securities.

4.  Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.  Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

6.  Invest more than 25% of its total assets in any one industry. (U.S. Government securities and securities of any foreign government, it agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent an industry.)

7.  Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

In addition, the following nonfundamental policies have also been adopted by the Pioneer Strategic Income Portfolio. The fund may not:

1.  Invest in securities of other registered open-end investment companies except as they may be acquired as part of a merger or consolidation or acquisition of assets.

2.  Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except “against the box”). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

3.  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

4.  Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

5.  Make investments for the purpose of gaining control of a company’s management.

Notwithstanding any other investment restriction of Pioneer Strategic Income Portfolio, the fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the fund.

PORTFOLIO TURNOVER

Although it is anticipated that most investments of each fund will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio turnover rates for each Predecessor Fund are included in the Financial Highlights tables in each fund’s Prospectus. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions.

TAXATION

The following is a summary of certain material Federal income tax considerations that may affect the funds and their shareholders. This summary does not address all of the potential Federal income tax consequences that may be applicable to the funds or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his or her own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each fund will be treated as a separate taxpayer for Federal income tax purposes with the result that: (a) each fund must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a fund-by-fund (rather than on a Company-wide) basis.

Each fund intends to continue to qualify separately each year as a “regulated investment company” under Subchapter M of the Code. To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, a fund will not be subject to Federal income tax on the portion of its taxable net investment income and net realized capital gains that it distributes to its shareholders, provided the fund satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, each fund intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Contract owner’s control of the investments of a Separate Account may cause the Contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the Separate Account. If the Contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the Contract owner’s gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the funds will be able to operate as currently described, or that the Company will not have to change the investment goal or investment policies of a fund. The Board of Directors reserves the right to modify the investment policies of a fund as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the fund underlying the Separate Account.

Each fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a fund as taxable income.

On October 31, 2004, the unused capital loss carryforwards, by Predecessor Fund, were approximately as follows: Salomon Brothers Strategic Total Return Bond Portfolio: $1,759,000, AIM Capital Appreciation Portfolio: $64,786,000, Pioneer Strategic Income Portfolio*: $30,267,000, Strategic Equity Portfolio**: $231,371,000, Travelers Managed Income Portfolio: $5,329,000, Van Kampen Enterprise Portfolio: $70,238,000, MFS Total Return Portfolio: $0. For Federal income tax purposes, these amounts are available to be applied, by the fund that has the carryforwards, against future capital gains of the respective fund that are realized prior to the expiration of the applicable carryforward. [confirm tax] The carryforwards expire as follows:

	October 31,
Name of Fund	2006	2007	2008	2009	2010	2011	2012
Salomon Brothers Strategic Total Return Bond Portfolio	—	$759,000	$938,000	$42,000	$20,000	—	—
AIM Capital Appreciation Portfolio	—	—	—	$27,595,000	$25,304,000	$11,887,000	—
Pioneer Strategic Income Portfolio*	$1,028,000	$5,086,000	$3,077,000	$7,414,000	$11,399,000	$2,263,000	—
Strategic Equity Portfolio**	—	—	—	—	$231,371,000	—	—
Van Kampen Enterprise Portfolio	—	—	—	$27,341,000	$34,688,000	$8,209,000	—
MFS Total Return Portfolio	—	—	—	—	—	—	—
Travelers Managed Income Portfolio	—	—	—	—	—	$4,796,000	$533,000

*	Formerly Putnam Diversified Income Portfolio.
**	Formerly Alliance Growth Portfolio.

The Code imposes a 4% nondeductible excise tax on any fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Each fund intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of that fund at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a fund should fail to qualify as a regulated investment company, such fund would be considered as a single investment, which may result in Contracts invested in that fund not being treated as annuity, endowment or life insurance contracts under the Code.

A fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, Futures Contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

A fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by such fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Dividends or other income (including, in some cases, capital gains) received by a fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If a fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains.

If any fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a fund may make a mark-to-market election that will result in the fund’s being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, such fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

The foregoing is only a summary of certain material U.S. Federal income tax consequences affecting the funds and the investors. Prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the funds.

DETERMINATION OF NET ASSET VALUE

The net asset value of each fund’s shares will be determined on any day that the New York Stock Exchange (“NYSE”) is open. The NYSE is closed in celebration of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value for each fund is determined by dividing the fund’s net assets by the number of its shares outstanding. Securities owned by a fund for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued on the basis of valuations provided by dealers in those instruments or an independent pricing service approved by the Board of Directors. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the fund’s net assets, and current market value of such options sold by a fund will be subtracted from that fund’s net assets. Any other investments of a fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that a fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

Securities for which market quotations are readily available are valued on the basis of the prices reflected on the tape received from an approved pricing service after the close of regular trading on the NYSE on each day the NYSE is open.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. Eastern Time on each day that the NYSE is open will not be reflected in a fund’s net asset value unless management, under the supervision of the Company’s Board of Directors, determines that the particular event would materially affect the net asset value. As a result, a fund’s net asset value may be significantly affected by such trading on days when a shareholder has no access to such fund.

AVAILABILITY OF THE FUNDS

Investment in the Company is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts and certain qualified plans. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Company. However, the Company does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. Federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Company should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

REDEMPTION OF SHARES

Redemption payments shall be made wholly in cash unless the Directors believe that economic conditions exist that would make such a practice detrimental to the best interests of a fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described above under “Determination of Net Asset Value” and a shareholder would incur brokerage expenses if these securities were then converted to cash.

MANAGEMENT

The Investment Managers

TIA.    Travelers Investment Adviser, Inc. (“TIA”) manages the investment operations of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Pioneer Strategic Income Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio and Van Kampen Enterprise Portfolio (each, a “TIA Portfolio”) pursuant to management agreements entered into by the Company on behalf of each TIA Portfolio.

TIA and the Company have entered into a subadvisory agreement with a different subadviser for each TIA Portfolio. Pursuant to each subadvisory agreement, the subadviser is responsible for the day to day operations and investment decisions for the respective fund and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the fund’s assets in accordance with the fund’s investment objective(s) and policies as stated in its Prospectus and this SAI; (b) make investment decisions for the fund; (c) place purchase and sale orders for portfolio transactions on behalf of the fund; and (d) employ professional portfolio managers and securities analysts who provide research services to the fund.

TIA has also entered into a sub-administrative services agreement with SBFM pursuant to which SBFM will: (a) assist TIA in supervising all aspects of each TIA Portfolio’s operations; (b) supply each TIA Portfolio with office facilities, statistical and research services, data processing services, clerical, accounting and bookkeeping services; and (c) prepare reports to each TIA Portfolio’s shareholders and prepare reports to and filings with the SEC and state blue sky authorities, if applicable. TIA pays SBFM, as sub-administrator, a fee in an amount equal to an annual rate of 0.10% of each TIA Portfolio’s average daily net assets.

Subject to the provisions of any applicable subadvisory agreement, TIA is responsible for the investment operations of each fund and for furnishing or causing to be furnished to each fund advice and assistance with respect to the purchase, retention and disposition of investments, in accordance with each fund’s investment objectives, policies and restrictions as stated in its Prospectus and this SAI.

TAMIC.    Travelers Asset Management International Company, LLC (“TAMIC”), an affiliate of SBFM and TIA, manages the investment operations of Travelers Managed Income Portfolio pursuant to a management agreement entered into by the Company on behalf of Travelers Managed Income Portfolio. Effective July 1, 2005, TAMIC has entered into a Subadvisory agreement for the portfolio. Pursuant to the Subadvisory agreement, the subadvisor is responsible for the day to day operations and investment decisions for the fund and is authorized, in its discretion and without prior consultation with TAMIC to: (a) manage the fund’s assets in accordance with the fund’s investment objective and policies as stated in its prospectus and SAI; (b) make investment decisions for the fund; (c) place purchase and sale orders for portfolio transactions on behalf of the fund; and employ professional portfolio managers and securities analysts who provide research services to the fund.

General.    Under each management agreement, TIA or TAMIC, as the case may be, will administer the fund’s corporate affairs, and, in connection therewith, is responsible for furnishing or causing to be furnished to each applicable fund advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the fund; bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the Company. Each fund receives discretionary advisory services provided by the manager or by a subadviser (pursuant to a Subadvisory Agreement) who is identified, retained, supervised and compensated by the manager.

Each management agreement further provides that all other expenses not specifically assumed by TIA or TAMIC under the management agreement on behalf of a fund are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders’ and Trustees’ meetings, filing fees and expenses relating to the registration and qualification of the Company’s shares and the Company under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Company’s registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not “interested persons” of the Company as defined under the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Company’s existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Company’s funds; general corporate expenses are allocated among the funds on the basis of relative net assets.

TIA, TAMIC and each subadviser are subject to the supervision and direction of the Company’s Board of Trustees and manage the applicable fund in accordance with its investment objective(s) and policies, make investment decisions for the fund, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of a fund are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

Each management agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Company’s Board of Trustees or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the Non-Interested Directors with such Non-Interested Trustees casting votes in person at a meeting called for such purpose. The Non-Interested Trustees were advised by separate independent legal counsel throughout the process. The Company on behalf of a fund or its manager may terminate the management agreement with respect to each fund on sixty days’ written notice without penalty. The management agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Board Approval of Investment Management Agreement

At a meeting held on March 29 and 30, 2005, the Board of Trustees of the Company considered the approval of the Company’s management agreement with respect to each fund. With respect to each fund, the Board of Trustees of the Company, including the Independent Trustees, considered the reasonableness of the investment management fee in light of the extent and quality of the investment management services provided and additional benefits received by the Manager and its affiliates in connection with providing services to the fund, compared the fees charged by the Manager to the fund to those charged by the Manager to other funds for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by the Manager with respect to the fund. The Board also considered the performance of the Predecessor Fund relative to a selected peer group, the fund’s total expenses in comparison to funds within the peer group, and other factors. For their review, the Board utilized materials prepared by an independent third party. In addition, the Board noted information relating to fund performance and services rendered by the Manager, and benefits accruing to the Manager and its affiliates from administrative and brokerage relationships with affiliates of the Manager, as well as the Manager’s research arrangements with brokers who execute transactions on behalf of the fund. The Board reviewed the profitability to the Manager and its affiliates of their services to the fund and considered whether economies of scale in the provision of services to the fund were being passed along to shareholders.

In reviewing the reasonableness of the investment management fee for each fund, the Board concluded that affiliates of the Manager benefit from the Manager’s relationship with the fund. The Board noted that affiliates of the Manager serve as each fund’s transfer agent, and receive compensation for their services, including transfer agency fees. The Board concluded that these services were necessary for the operation of the fund and that the Manager’s affiliates provide services the nature and quality of which were at least equal to those provided by unaffiliated third parties and at fees that were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The Board further recognized that it had approved procedures under which the fund is permitted to use broker-dealer affiliates of the Manager as brokers in securities transactions, subject to the conditions that the affiliate will provide the fund with price and execution at least as favorable and a commission rate comparable to those provided by unaffiliated broker-dealers in similar transactions. The Board also recognized the existence of “fall-out benefits” to affiliates of the Manager. The Board concluded that the benefits to the Manager and its affiliates were a necessary result of the Manager’s being part of a diverse financial services organization providing a wide variety of services to investment companies, and noted that the fund benefits from the Manager’s experience and resources. The Board further reviewed the Manager’s use of research services received from broker-dealers that execute transactions on behalf of the fund and concluded that while such research services may benefit the Manager, the fund benefits from the Manager’s receipt of such services.

In analyzing the expenses incurred by the Manager with respect to each fund, the Board members took note of the report they had received regarding the profitability of the mutual fund business to the Manager and its affiliates. The Board also considered the expenses of each fund in comparison to those of funds within the peer group. The Board noted that it had concluded that the Manager’s methodology for allocating the expenses of operating the funds in the complex was reasonable and that the Manager was passing on the benefits of economies of scale to the fund.

Based on information provided, the Board concluded that each fund’s fee structure was competitive with funds with similar investment goals and strategies. After requesting and reviewing such information as they deemed necessary, the Board approved the management agreement with respect to each fund. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the management agreement with respect to the fund. The Independent Directors were advised by separate independent legal counsel throughout the process.

Code of Ethics.    Pursuant to Rule 17j-1 of the 1940 Act, the Company, the managers and subadvisers and the Company’s principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Proxy Voting Guidelines and Procedures

Although individual board members may not agree with particular policies or votes by the managers and subadvisers, the Board has approved delegating proxy voting discretion to the managers and subadvisers believing that the managers and subadvisers should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the managers and subadvisers or any affiliated person of the fund or the managers and subadvisers, on the other. This summary of the guidelines gives a general indication as to how the managers and subadvisers will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the managers and subadvisers always endeavor to vote proxies relating to portfolio securities in accordance with the fund’s investment objectives.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at http://www.CitigroupAM.com and (3) on the SEC’s website at http://www.sec.gov.

Management Fees.    The manager has agreed to waive its fee to the extent that the aggregate expenses of each of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, MFS Total Return Portfolio, exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1.25% of the fund’s average daily net assets for any fiscal year. The manager has agreed to waive its fee to the extent that the aggregate expenses of each of Salomon Brothers Strategic Total Return Bond Portfolio, exclusive of taxes, brokerage, interest and extraordinary expenses, exceed 1.50% of the fund’s average daily net assets for any fiscal year. Each of these voluntary expense limitations shall be in effect until it is terminated by the manager and notice to shareholders is provided by supplement to the then-current Prospectus or SAI.

Each management agreement also provides that TIA or TAMIC shall not be liable to the Company for any error of judgment or mistake of law or for any loss suffered by the Company so long as it acted in good faith without willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management agreement. Each subadvisory agreement also provides that the subadviser shall not be liable to TIA, TAMIC or the fund for any error of judgment or mistake of law or for any loss suffered by TIA, TAMIC or the fund so long as it acted in good faith without willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the subadvisory agreement.

For the periods shown, each Predecessor Fund paid the following management fee:

Fund	Fiscal Year Ended October 31, 2002	Fiscal Year Ended October 31, 2003	Fiscal Year Ended October 31, 2004
Strategic Equity Portfolio(2)	5,709,381	4,111,462	4,309,824
AIM Capital Appreciation Portfolio(2)	1,695,527	1,325,641	1,666,629
Van Kampen Enterprise Portfolio(3)	999,136	659,761	626,777
MFS Total Return Portfolio(2)	6,883,931	7,184,052	8,720,765
Salomon Brothers Strategic Total Return Bond Portfolio(2)	137,716	182,258	151,616
Travelers Managed Income Portfolio(2)	1,371,366	1,493,297	1,738,738
Pioneer Strategic Income Portfolio(2)	862,138	759,584	739,126

(2)	The manager waived a portion of its management fee for the fund in the amount of $1,741 for the fiscal year ended October 31, 2004.

(3)	The manager waived a portion of its management fee for the fund in the amount of $1,704 for the fiscal year ended October 31, 2004.

The Subadvisers

AIM Capital Appreciation Portfolio is advised by A I M Capital Management, Inc. (“AIM Capital”). AIM Capital is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046 and is a wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. For services provided by AIM Capital, TIA pays AIM Capital an annual fee calculated at the rate of 0.375% of the fund’s average daily net assets, paid monthly.

Van Kampen Enterprise Portfolio is advised by Van Kampen Asset Management Inc. (“VKAM”). VKAM is located at 1221 Avenue of the Americas, New York, NY 10020 and is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. For the services provided by VKAM, TIA pays VKAM an annual fee calculated at the rate of 0.325% of the fund’s average daily net assets, paid monthly.

Pioneer Strategic Income Portfolio is advised by Pioneer Investment Management, Inc. (“Pioneer”). Pioneer is located at 60 State Street, Boston, Massachusetts 02109. Pioneer is an indirect wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. For the services provided by Pioneer, TIA pays Pioneer an annual fee calculated at the rate of 0.35% of the fund’s average daily net assets, paid monthly.

Salomon Brothers Strategic Total Return Bond Portfolio and Travelers Managed Income Portfolio are advised by Salomon Brothers Asset Management Inc (“SBAM”). SBAM is located at 388 Greenwich Street, New York, New York 10013. SBAM is a wholly owned subsidiary of Citigroup and is an affiliate of SBFM. For the services provided by SBAM, TIA pays SBAM an annual fee calculated at the rate of 0.375% of the Strategic Total Return Bond Portfolio’s average daily net assets, paid monthly and TAMIC pays SBAM an annual fee calculated at the rate of x.xx% of the Managed Income Porfolio’s average daily net assets, paid monthly.

MFS Total Return Portfolio is advised by Massachusetts Financial Services Company (“MFS”). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116 and is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization. For services provided by MFS, TIA pays MFS monthly an annual fee calculated at a rate equal to 0.375% of the fund’s average daily net assets up to $600 million, paid monthly, 0.350% of the fund’s average daily net assets in excess of $600 million and up to $900 million; 0.325% of the fund’s average daily net assets in excess of $900 million and up to $1.5 billion; 0.300% of the fund’s average daily net assets in excess of $1.5 billion and up to $2.5 billion; 0.250% of the fund’s average daily net assets in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the fund and two other portfolios of The Travelers Series Trust Subadvised by MFS are used in performing the calculation.

Strategic Equity Portfolio is advised by Fidelity Management & Research Company (“FMR”). FMR is located at 82 Devonshire Street, Boston, MA 02109. FMR has entered into a sub-subadvisory agreement with FMR Co., Inc. (FMRC), pursuant to which FMRC has primary responsibility for choosing investments for the fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders’ voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp. For services provided by FMR, TIA pays FMR an annual fee calculated at the rate equal to 0.450% on the first $250 million of the fund’s average daily net assets, 0.400% on the next $500 million of the fund’s average daily net assets and 0.350% the fund’s average daily net assets over $750 million, paid monthly.

[Portfolio Manager Compensation

Name of Fund Name of Portfolio Manager

Number of Other Accounts Managed
by Manager(s) as of December 31,	Assets in Other Accounts Managed by
2004 by Type of Account: (a)	Manager by Type of Account: (a)	For Accounts Listed Where the Manager’s
Registered Investment Company; (b)	Registered Investment Company; (b) Other	Compensation is Based on the Account’s
Other Pooled Investment Vehicles;	Pooled Investment Vehicles; (c) Other	Performance, the Number of Accounts
(c) Other Accounts.	Accounts	and Assets in the Accounts

Description of the structure and method used to determine the compensation (salary, bonus, deferred compensation, pension and retirement plans)

[Portfolio Manager Material Conflicts of Interest

Apparent or actual material conflicts of interest may arise when a portfolio manager has responsibilities for more than one fund or account. In general, portfolio managers with responsibility for multiple funds or accounts may face one or more of the following conflicts of interest:

  A portfolio manager may devote unequal time or attention to the management of each portfolio

  A portfolio manager may receive an incentive, such as a performance based management fee that relates to certain funds and not others

  A portfolio manager employed by a subadviser to a fund may have an interest in enhancing the performance of the subadviser’s funds over a fund that is not part of the subadviser’s own fund complex

Certain portfolio managers may face additional conflicts of interest beyond those noted above. Such conflicts are described below

Complete information to be filed in subsequent amendment]

ADVISER/SUBADVISER RELATIONSHIP

Pursuant to an exemptive order from the Securities and Exchange Commission, the Manager may enter new subadvisory agreements with either a current or new subadviser that is not an affiliate of the Fund of Manager, without obtaining shareholder approval. The Board must approve any new subadvisory agreements under this order and the Fund must comply with certain other conditions. The order also allows the Manager to continue to employ a subadviser or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. The Board must approve any new or amended subadvisory agreement. Shareholders of the fund will be notified of any subadviser changes, as required by the order.

Portfolio Transactions

Shown below are the total brokerage commissions paid by the Company for the fiscal years ended October 31, 2002, October 31, 2003 and October 31, 2004 on behalf of the Predecessor Funds, the portion paid to CGM and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During the fiscal year ended October 31, 2002, the total amount of commissionable transactions was $3,765,815,793, of which $105,595,484 (2.80%) was directed to CGM and executed by unaffiliated brokers and $3,660,416,437 (97.20%) of which was directed to other brokers. During the fiscal year ended October 31, 2003, the total amount of commissionable transactions was $3,919,974,511, of which $78,128,454 (1.99%) was directed to CGM and executed by unaffiliated brokers and $3,841,846,057 (98.01%) was directed to other brokers. During the fiscal year ended October 31, 2004, the total amount of commissionable transactions was $4,633,843,562, of which $125,600,548 (2.71%) was directed to CGM and executed by unaffiliated brokers and $4,508,243,014 (97.29%) was directed to other brokers.

Commissions:

Fiscal Year Ended	Total	To CGM		To Others (for execution only)
October 31, 2002	$6,572,913	$229,738	(3.50%)	$6,343,174	(96.50%)
October 31, 2003	$5,226,361	$111,056	(2.12%)	$5,115,305	(97.88%)
October 31, 2004	$6,968,603	$144,949	(2.08%)	$6,823,654	(97.92%)

For the fiscal year ended October 31, 2004, the Predecessor Funds held the following securities issued by its regular broker-dealers:

Issuer	D=Debt E=Equity	Par Value/Number of Shares
The Goldman Sachs Group, Inc.	E	191,480
J.P. Morgan Chase & Co.	E	796,108
Merrill Lynch & Co., Inc.	E	1,181,570
Morgan Stanley	E	621,590
CS First Boston	D	$5,941,006
The Goldman Sachs Group, Inc.	D	$3,710,000
Lehman Brothers Holdings, Inc.	D	$3,182,000
Merrill Lynch & Co., Inc.	D	$3,646,254
Morgan Stanley	D	$39,444,761
Wachovia	D	$3,184,000
Wachovia	E	44,500
Bear Stearns Securities Corp.	D	$1,018,169
J.P. Morgan Chase & Co.	D	$5,452,448
Deutsche Bank	D	$3,071,419
Bank of America Corp.	D	$4,477,225
Bank of America Corp.	E	522,692
UBS Securities	D	$5,690,000
Lehman Brothers Holdings, Inc.	E	612,842
National Financial Partners Corp.	E	2,415
Bear Stearns Securities Corp.	E	11,775

The Company attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and prompt reliable execution. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Company takes into account all relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker’s familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker’s commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Company takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the manager’s expenses in a determinable amount. These various services may, however, be useful to the manager or CGM in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Company.

The Company’s Board of Trustees has determined that agency transactions in equity securities for the Company may be executed through CGM or any broker-dealer affiliate of CGM (each, an “Affiliated Broker”) if, in the judgment of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Company as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Company a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Company will not deal with CGM in any transactions in which CGM acts as principal. In addition, the Van Kampen Enterprise Portfolio may not deal with Morgan Stanley Dean Witter & Co. (“Morgan Stanley”) (an affiliate of VKAM) in any transaction in which Morgan Stanley acts as principal.

The Board of Trustees of the Company has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the SEC under the 1940 Act which requires that the commissions paid to any Affiliated Broker must be “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.” The Rule and the policy and procedures also contain review requirements and require management to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

The funds will not purchase securities during the existence of any underwriting or selling group relating to securities of which an affiliate of the managers is a member, except to the extent permitted by the SEC. Under certain circumstances, the funds may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation. The Board of Directors of the Company has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby each fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit a fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a fund could purchase in the underwritings.

OTHER INFORMATION ABOUT THE COMPANY

The Travelers Series Trust is registered with the Securities and Exchange Commission (“SEC”), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts.

An Agreement and Declaration of Trust dated October 11, 1991 (the “Declaration of Trust”) authorizes the Board of Trustees (“Board”) to divide the Trust’s shares into two or more series related to separate investment portfolios (“Funds”) and further allows the Board to establish additional series at any time.

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund, except MFS Mid Cap Growth Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Conservative Strategy Portfolio, Moderate Strategy Portfolio, Moderate-Conservative Strategy Portfolio, Moderate-Aggressive Strategy Portfolio, and Aggressive Portfolio, is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There can be no assurance that a Fund will achieve its investment objective.

Each Fund’s investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that an owner selected as appropriate at the time of investment.

This SAI supplements the information contained in, and should be read with, The Travelers Series Trust’s prospectuses dated May [ ], 2005 and the 2004 annual shareholder reports of the Predecessor Funds.

Voting Rights.    The Company offers its shares only for purchase by insurance company separate accounts and certain qualified plans. Thus, the insurance companies are technically the shareholders of the Company and, under the 1940 Act, are deemed to be in control of the Company. Nevertheless, with respect to any Company shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Company in accordance with the procedures set forth in the prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Company attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of a fund represents an equal proportionate interest in that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual fund except to the extent required by the 1940 Act. The Company is not required to hold shareowner meetings annually, although special meetings may be called for the Company as a whole, or a specific fund, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract.

Shares of the Company entitle their owners to one vote per share; however, on any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted by individual fund unless otherwise required by the 1940 Act (in which case all shares will be voted in the aggregate). For example, a change in investment policy for a fund would be voted upon only by shareowners of the fund involved. Additionally, approval of an amendment to a fund’s management or subadvisory agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareowners of one fund is effective as to that fund whether or not enough votes are received from the shareowners of the other funds to approve the proposal as to that fund except for matters on which shares of the Company must be voted in the aggregate.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that in accordance with the 1940 Act always at least a majority, but in most instances, at least two-thirds, of the Trustees have been elected by the shareowners of the Company. Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Company may elect all of the Trustees irrespective of the votes of other shareowners.

Custodians.    Portfolio securities and cash owned by the Company on behalf of each fund are held in the custody of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110.

Counsel.    Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Ave., N.W., Washington, D.C. 20004.

[Independent Registered Public Accounting Firm.     KPMG LLP, has been selected as the Company’s independent registered public accounting firm for its fiscal year ending 2005, to audit and report on the financial statements and financial highlights of the Company.]

As of March 29, 2005, to the knowledge of the funds, no single shareholder or “group” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) beneficially owned more than 5% of the outstanding shares of the funds.

FINANCIAL STATEMENTS

The funds have not commenced operations as of the date of this SAI.

The Predecessor Fund’s Annual Reports for the fiscal year ended October 31, 2004 were filed with the Securities and Exchange Commission on January 7, 2005 (Accession Numbers 0001193125-05-002987, -002999, -003054, -003063, -003205 and -003224).

APPENDIX A

RATINGS ON DEBT OBLIGATIONS

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa—Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in “Aaa” securities.

A—Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa—Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:    The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s, a division of McGraw-Hill Companies Inc., (“S&P”)

AAA—Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A—Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C—Debt rated “BB”, “B”, “CCC”, “CC” or “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-):    The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings:    The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L—The letter “L” indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+—Continuance of the rating is contingent upon S&P’s receipt of closing documentation confirming investments and cash flow.

*—Continuance of the rating is contingent upon S&P’s receipt of an executed copy of the escrow agreement.

NR—Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch, Inc. (“Fitch”)

AAA—Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA—Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A—Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB—Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B—Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C—Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody’s

Issuers rated “Prime-1” (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated “Prime-2” (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

A-1—This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2—Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch’s short-term ratings are as follows:

F1+—Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The “+” denotes an exceptionally strong credit feature.

F1—Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2—Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3—The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

A I M CAPITAL MANAGEMENT, INC.

PROXY POLICIES AND PROCEDURES

As amended September 16, 2004

Proxy Policies:

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I. Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent. There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and (a) sit on the board’s audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Sit on the boards of an excessive number of companies;

•	Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II. Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III. Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV. Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V. Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI. Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

Proxy Committee Procedures:

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds’ Board of Trustees on a periodic basis regarding issues where AIM’s votes do not follow the recommendation of ISS or another provider because AIM’s proxy policies differ from those of such provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Trustees:

1. Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

Business/Disaster Recovery:

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

Restrictions Affecting Voting:

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

Conflict of Interest:

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures. In the event that AIM’s proxy policies and voting record do not guide the proxy committee’s vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds’ Board of Trustees in the next quarterly report. To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

Fund of Funds:

When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

Fidelity Fund Proxy Voting Guidelines

(Funds Sub-advised by FMR Co.)

I. General Principles

A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals. In general, FMR will oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Operations Committee or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer’s Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

C. Authorization of “Blank Check” Preferred Stock.

D. Golden Parachutes:

1. Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

2. Compensation contracts for outside directors.

3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

E. Supermajority Provisions.

F. Poison Pills:

1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company’s Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

4. Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine to vote in favor of a company’s Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

H. Transfer of authority from shareholders to directors.

I. Reincorporation in another state (when accompanied by anti-takeover provisions).

III. Stock Option Plans

A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan, (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan’s terms.

5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

a. They are granted by a compensation committee composed entirely of independent directors.

b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

6. The plan’s terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan’s express terms, or board resolution, are met:

a. The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management’s control; and

c. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company’s executive officers, that no shares are currently available for such options under the company’s existing plans, and that such options need to be granted before the company’s next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders’ meeting.

8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company’s board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the repricing proposal excludes senior management and directors;

2. Whether the options proposed to be repriced exceeded FMR’s dilution thresholds when initially granted;

3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

4. The company’s relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

IV. Restricted Stock Awards (“RSA”) should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

C. The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan’s terms.

D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

1. They are granted by a compensation committee composed entirely of independent directors.

2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

G. Proposals to grant restricted stock in exchange for options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to grant restricted stock awards in exchange for options based upon whether the proposed exchange is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the restricted stock award exchange proposal excludes senior management and directors;

2. Whether the options proposed to be exchanged exceeded FMR’s dilution thresholds when initially granted;

3. Whether the restricted stock award exchange proposal is value neutral to shareholders based upon an acceptable stock award pricing model;

4. The company’s relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether a restricted stock award exchange proposal is consistent with the interests of shareholders.

V. Other Stock-Related Plans should be evaluated on a case-by-case basis:

A. Omnibus Stock Plans—vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus. In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

B. Employee Stock Purchase Plans—vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing “best practices,” as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

C. Stock Awards (other than stock options and RSAs)—generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI. Unusual Increases in Common Stock:

A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII. With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail—Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI. Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII. Employee Stock Ownership Plans (“ESOPs”) should be evaluated on a case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV. Avoidance of Potential Conflicts of Interest

Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies’ relationship, business or otherwise, with that portfolio company.

FMR applies the following policies and follows the procedures set forth below:

A. FMR has placed responsibility for the Funds’ proxy voting in the FMR Legal Department.

B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds’ Board of Trustees.

C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp is authorized to take a final decision.

D. When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund’s registration statement, FMR will use pass through voting or echo voting procedures.

XVI. Executive Compensation

FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

XVII. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

XVIII. Auditors

A. Portfolio shares should generally be voted against shareholder proposals calling for or recommending periodic rotation of a portfolio company’s auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the selection of the company’s auditor.

B. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company’s auditor. Portfolio shares should also generally be voted against shareholder proposals calling for or recommending removal of a company’s auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

XIX. Incorporation or Reincorporation in Another State or Country

Portfolio shares should generally be voted against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and voted in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

B-13

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS’ other investment adviser subsidiaries (collectively, “MFS”) have adopted proxy voting policies and procedures (“Proxy Voting Policies”) with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the “MFS Funds”).

A. VOTING GUIDELINES

General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that—guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS’ clients.

From time to time, MFS receives comments on the proxy voting guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and the guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

The Proxy Voting Policies are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS’ clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Review Group

The administration of the Proxy Voting Policies is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS’ Proxy Consultant. The MFS Proxy Review Group:

a. Reviews the Proxy Voting Policies at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override the proxy voting guidelines and (ii) votes not clearly governed by the guidelines; and

c. Considers special proxy issues as they may arise from time to time.

The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

2. Potential Conflicts of Interest

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS’ clients. Any attempt to influence MFS’ voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

In cases where proxies are voted in accordance with the Proxy Voting Policies and the proxy voting guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding the Proxy Voting Policies and the proxy voting guidelines, or (ii) matters presented for vote are not clearly governed by the Proxy Voting Policies and the proxy voting guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the “MFS Significant Client List”);

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests.

The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

3. Gathering Proxies

Nearly all proxies received by MFS originate at Automatic Data Processing Corp. (“ADP”). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s custodian or, less commonly, to the client itself. Each client’s custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS’ Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders’ meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator’s system and forwarded for review.

4. Analyzing Proxies

After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies referred to above and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

(1)	Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2)	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients

As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS’ substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in the Proxy Voting Policies.

5. Voting Proxies

After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator’s system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

C. MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS’ Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator’s system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

When the Proxy Administrator’s system “tickler” shows that the date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client’s custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

MFS will retain copies of the Proxy Voting Policies in effect from time to time. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, the dates when proxies were received and returned, and the votes on each company’s proxy issues, are retained for six years.

E. REPORTS

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

PROXY VOTING POLICIES AND PROCEDURES OF PIONEER INVESTMENT MANAGEMENT, INC.

Overview	B-19
Proxy Voting Procedures	B-20
Proxy Voting Service	B-20
Proxy Coordinator	B-20
Referral Items	B-20
Conflicts of Interest	B-21
Securities Lending	B-21
Share-Blocking	B-21
Record Keeping	B-21
Disclosure	B-22
Proxy Voting Oversight Group	B-22
Proxy Voting Policies	B-23
Administrative	B-23
Auditors	B-24
Board of Directors	B-24
Capital Structure	B-25
Compensation	B-26
Corporate Governance	B-27
Mergers and Restructurings	B-28
Mutual Funds	B-28
Social Issues	B-29
Takeover-Related Measures	B-29

OVERVIEW

Pioneer is a fiduciary that owes each of its client’s duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. When Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Pioneer must cast the proxy votes in a manner consistent with the best interest of its clients and must place the client’s interests ahead of its own. Pioneer will vote all proxies presented to it in a timely manner on its behalf.

The Proxy Voting Policies and Procedures are designed to complement Pioneer’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Pioneer. These Proxy Voting Policies summarize Pioneer’s position on a number of issues solicited by underlying held companies. The policies are guidelines that provide a general indication on how Pioneer would vote but do not include all potential voting scenarios.

Pioneer’s Proxy Voting Procedures detail monitoring of voting, exception votes, and review of conflicts of interest and ensure that case-by-case votes are handled within the context of the overall guidelines (i.e. best interest of client). The overriding goal is that all proxies for US and non-US companies that are received promptly will be voted in accordance with Pioneer’s policies or specific client instructions. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us or the Director of Portfolio Management US determines, after consultation with the Proxy Voting Oversight Group, that the circumstances justify a different approach.

Any questions about these policies and procedures should be directed to the Proxy Coordinator.

PROXY VOTING PROCEDURES

Proxy Voting Service

Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting policies established by Pioneer. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues.

Proxy Coordinator

Pioneer’s Director of Investment Operations (the “Proxy Coordinator”) coordinates the voting, procedures and reporting of proxies on behalf of Pioneer’s clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Director of Portfolio Management US. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the Compliance Department whether Pioneer’s voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

Referral Items

From time to time, the proxy voting service will refer proxy questions to the Proxy Coordinator that are described by Pioneer’s policy as to be voted on a case-by-case basis, that are not covered by Pioneer’s guidelines or where Pioneer’s guidelines may be unclear with respect to the matter to be voted on. Under such certain circumstances, the Proxy Coordinator will seek a written voting recommendation from the Director of Portfolio Management US. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided. In addition, the Proxy Coordinator will ask the Compliance Department to review the question for any actual or apparent conflicts of interest as described below under “Conflicts of Interest.” The Compliance Department will provide a “Conflicts of Interest Report,” applying the criteria set forth below under “Conflicts of Interest,” to the Proxy Coordinator summarizing the results of its review. In the absence of a conflict of interest, the Proxy Coordinator will vote in accordance with the recommendation of the Director of Portfolio Management US.

If the matter presents a conflict of interest for Pioneer, then the Proxy Coordinator will refer the matter to the Proxy Voting Oversight Group for a decision. In general, when a conflict of interest is present, Pioneer will vote according to the recommendation of the Director of Portfolio Management US where such recommendation would go against Pioneer’s interest or where the conflict is deemed to be immaterial. Pioneer will vote according to the recommendation of its proxy voting service when the conflict is deemed to be material and the Pioneer’s internal vote recommendation would favor Pioneer’s interest, unless a client specifically requests Pioneer to do otherwise. When making the final determination as to how to vote a proxy, the Proxy Voting Oversight Group will review the report from the Director of Portfolio Management US and the Conflicts of Interest Report issued by the Compliance Department.

Conflicts of Interest

Occasionally, Pioneer may have a conflict that can affect how its votes proxies. The conflict may be actual or perceived and may exist when the matter to be voted on concerns:

•	An affiliate of Pioneer, such as another company belonging to the UniCredito Italiano S.p.A. banking group;

•	An issuer of a security for which Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

•	A person with whom Pioneer (or any of its affiliates) has an existing, material contract or business relationship that was not entered into in the ordinary course of Pioneer’s business.

Any associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Compliance Department. The Compliance Department will review each item referred to Pioneer to determine whether an actual or potential conflict of interest with Pioneer exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Compliance Department’s internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report to the Proxy Coordinator.

Securities Lending

Proxies are not available to be voted when the shares are out on loan through either Pioneer’s Lending Program or a client’s managed security lending program. If the Portfolio Manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the Portfolio Manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares.

Share-Blocking

“Share-blocking” is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Pioneer will vote in those countries with “share-blocking.” In the event a manager would like to sell a security with “share-blocking”, the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with “share-blocking” is available from the Investment Operations Department upon request.

Record Keeping

The Proxy Coordinator shall ensure that Pioneer’s proxy voting service:

•	Retains a copy of the proxy statement received (unless the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•	Retains a record of the vote cast;

•	Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

•	Is able to promptly provide Pioneer with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

•	A record memorializing the basis for each referral vote cast;

•	A copy of any document created by Pioneer that was material in making the decision on how to vote the subject proxy; and

•	A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Pioneer.

Pioneer shall maintain the above records in the client’s file for a period not less than six (6) years.

Disclosure

Pioneer shall take reasonable measures to inform its clients of the process or procedures clients must follow to obtain information regarding how Pioneer voted with respect to assets held in their accounts. In addition, Pioneer shall describe to clients its proxy voting policies and procedures and will furnish a copy of its proxy voting policies and procedures upon request. This information may be provided to clients through Pioneer’s Form ADV (Part II) disclosure, by separate notice to the client, or by Pioneer’s website.

Proxy Voting Oversight Group

The members of the Proxy Voting Oversight Group are Pioneer’s: Director of Portfolio Management US, Head of Investment Operations, and Director of Compliance. Other members of Pioneer will be invited to attend meetings and otherwise participate as necessary.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Pioneer’s Proxy Voting Policies and Procedures. The group meets at least annually to evaluate and review these policies and procedures and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

PROXY VOTING POLICIES

Pioneer’s sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Pioneer believes that supporting the company’s strategy and voting “for” management’s proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Pioneer monitors developments in the proxy-voting arena and will revise this policy as needed.

All proxies for U.S. companies and proxies for non-U.S. companies that are received promptly will be voted in accordance with the specific policies listed below. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us. Proxy voting issues will be reviewed by Pioneer’s Proxy Voting Oversight Group, which consists of the Director of Portfolio Management US, the Director of Investment Operations (the Proxy Coordinator), and the Director of Compliance.

Pioneer has established Proxy Voting Procedures for identifying and reviewing conflicts of interest that may arise in the voting of proxies.

Clients may request, at any time, a report on proxy votes for securities held in their portfolios and Pioneer is happy to discuss our proxy votes with company management. Pioneer retains a proxy voting service to provide research on proxy issues and to process proxy votes.

Administrative

While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

•	Corporate name change.

•	A change of corporate headquarters.

•	Stock exchange listing.

•	Establishment of time and place of annual meeting.

•	Adjournment or postponement of annual meeting.

•	Acceptance/approval of financial statements.

•	Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

•	Approval of minutes and other formalities.

•	Authorization of the transferring of reserves and allocation of income.

•	Amendments to authorized signatories.

•	Approval of accounting method changes or change in fiscal year-end.

•	Acceptance of labor agreements.

•	Appointment of internal auditors.

Pioneer will vote on a case-by-case basis on other routine business; however, Pioneer will oppose any routine business proposal if insufficient information is presented in advance to allow Pioneer to judge the merit of the proposal. Pioneer has also instructed its proxy voting service to inform Pioneer of its analysis of any administrative items inconsistent, in its view, with supporting the value of Pioneer portfolio holdings so that Pioneer may consider and vote on those items on a case-by-case basis.

Auditors

We normally vote for proposals to:

•	Ratify the auditors. We will consider a vote against if we are concerned about the auditors’ independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes from audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.

•	Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

•	Seek bids from other auditors.

•	Rotate auditing firms.

•	Indemnify auditors.

•	Prohibit auditors from engaging in non-audit services for the company.

Board of Directors

On issues related to the board of directors, Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been very poor or where the board appears to lack independence.

General Board Issues

Pioneer will vote for:

•	Audit, compensation and nominating committees composed of independent directors exclusively.

•	Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

•	Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

•	Election of an honorary director.

We will vote against:

•	Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

•	Minimum stock ownership by directors.

•	Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

•	Requirements for union or special interest representation on the board.

•	Requirements to provide two candidates for each board seat.

Elections of Directors

In uncontested elections of directors we will vote against:

•	Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

•	Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we accept the definition of affiliated directors provided by our proxy voting service.

We will also vote against directors who:

•	Have implemented or renewed a dead-hand or modified dead-hand poison pill (a “dead-hand poison pill” is a shareholder rights plan that may be altered only by incumbent or “dead “ directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

•	Have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

•	Have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

•	Appear to lack independence or are associated with very poor corporate performance.

We will vote on a case-by case basis on these issues:

•	Contested election of directors.

•	Prior to phase-in required by SEC, we would consider supporting election of a majority of independent directors in cases of poor performance.

•	Mandatory retirement policies.

Capital Structure

Managements need considerable flexibility in determining the company’s financial structure, and Pioneer normally supports managements’ proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Pioneer will vote for:

•	Changes in par value.

•	Reverse splits, if accompanied by a reduction in number of shares.

•	Share repurchase programs, if all shareholders may participate on equal terms.

•	Bond issuance.

•	Increases in “ordinary” preferred stock.

•	Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

•	Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

•	Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

•	Increase in authorized common stock. We will make a determination considering, among other factors:

•	Number of shares currently available for issuance;

•	Size of requested increase (we would normally approve increases of up to 100% of current authorization);

•	Proposed use of the additional shares; and

•	Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

•	Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

•	Proposals to submit private placements to shareholder vote.

•	Other financing plans.

We will vote against preemptive rights that we believe limit a company’s financing flexibility.

Compensation

Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company’s compensation programs, we will place limits on the potential dilution these plans may impose.

Pioneer will vote for:

•	401(k) benefit plans.

•	Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

•	Various issues related to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), including:

•	Amendments to performance plans to conform with OBRA;

•	Caps on annual grants or amendments of administrative features;

•	Adding performance goals; and

•	Cash or cash-and-stock bonus plans.

•	Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

•	Require that option repricings be submitted to shareholders.

•	Require the expensing of stock-option awards.

•	Require reporting of executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits).

•	Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.

We will vote on a case-by-case basis on the following issues:

•	Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

•	The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.

Dilution = (A + B + C) / (A + B + C + D), where

A = Shares reserved for plan/amendment,

B = Shares available under continuing plans,

C = Shares granted but unexercised and

D = Shares outstanding.

•	The plan must not:

•	Explicitly permit unlimited option repricing authority or that have repriced in the past without shareholder approval.

•	Be a self-replenishing “evergreen” plan, plans that grant discount options and tax offset payments.

•	We are generally in favor of proposals that increase participation beyond executives.

•	All other employee stock purchase plans.

•	All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

•	All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

•	Limits on executive and director pay.

•	Stock in lieu of cash compensation for directors.

•	Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

•	Elimination of stock option plans.

Corporate Governance

Pioneer will vote for:

•	Confidential Voting.

•	Equal access provisions, which allow shareholders to contribute their opinion to proxy materials.

•	Disclosure of beneficial ownership.

We will vote on a case-by-case basis on the following issues:

•	Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

•	Bundled proposals. We will evaluate the overall impact of the proposal.

•	Adopting or amending the charter, bylaws or articles of association.

•	Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price. We believe that the courts currently handle this situation adequately without this mechanism.

We will vote against:

•	Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management’s discretion.

•	Limitations on stock ownership or voting rights.

•	Reduction in share ownership disclosure guidelines.

Mergers and Restructurings

Pioneer will vote on the following and similar issues on a case-by-case basis:

•	Mergers and acquisitions.

•	Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

•	Debt restructurings.

•	Conversion of securities.

•	Issuance of shares to facilitate a merger.

•	Private placements, warrants, convertible debentures.

•	Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

Mutual Funds

Many of our portfolios may invest in shares of closed-end mutual funds or exchange-traded funds. The non-corporate structure of these investments raises several unique proxy voting issues.

Pioneer will vote for:

•	Establishment of new classes or series of shares.

•	Establishment of a master-feeder structure.

Pioneer will vote on a case-by-case on:

•	Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

•	Approval of new or amended advisory contracts.

•	Changes from closed-end to open-end format.

•	Authorization for, or increase in, preferred shares.

•	Disposition of assets, termination, liquidation, or mergers.

Social Issues

Pioneer will abstain on proposals calling for greater disclosure of corporate activities with regard to social issues. “Social Issues” may generally be described as shareholder proposals for a company to: (i) conduct studies regarding certain issues of public concern and interest; (ii) study the feasibility of the company taking certain actions with regard to such issues; or (iii) take specific action, including ceasing certain behavior and adopting company standards and principles, in relation to issues of public concern and interest. We believe these issues are important and should receive management attention.

Pioneer will vote against proposals calling for changes in the company’s business. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

Takeover-Related Measures

Pioneer is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

Pioneer will vote for:

•	Cumulative voting.

•	Increase ability for shareholders to call special meetings.

•	Increase ability for shareholders to act by written consent.

•	Restrictions on the ability to make greenmail payments.

•	Submitting rights plans to shareholder vote.

•	Rescinding shareholder rights plans (“poison pills”).

•	Opting out of the following state takeover statutes:

•	Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

•	Control share cash-out provisions, which require large holders to acquire shares from other holders.

•	Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

•	Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

•	Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

•	Fair price provisions.

•	Authorization of shareholder rights plans.

•	Labor protection provisions.

•	Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

•	Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

•	Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

•	Proposals that allow shareholders to nominate directors.

We will vote against:

•	Classified boards.

•	Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on a case-by-case basis proposals that authorize the board to make interim appointments.

•	Classes of shares with unequal voting rights.

•	Supermajority vote requirements.

•	Severance packages (“golden” and “tin” parachutes). We will support proposals to put these packages to shareholder vote.

•	Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

•	Extension of advance notice requirements for shareholder proposals.

•	Granting board authority normally retained by shareholders (e.g., amend charter, set board size).

•	Shareholder rights plans (“poison pills”). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

PART C

OTHER INFORMATION

Item 22 Exhibits

Exhibit Number	Description
(a)	Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)
(b)	By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)
(d)(1)	Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)
(d)(2)	Investment Advisory Agreement between the Social Awareness Stock Portfolio and MutualManagement Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)
(d)(4)	Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)
(d)(5)	Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(6)	Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(7)	Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(8)	Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(9)

Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(10)	Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(11)	Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(12)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(13)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(14)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(15)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Frères Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(16)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(17)	Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(18)	Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)
(d)(19)	Investment Advisory Agreement between the Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)
(d)(20)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)
(d)(21)	Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)
(d)(22)	Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)
(d)(23)	Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant (now known as Merrill Lynch Large Cap Core Portfolio). (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)
(d)(25)	Investment Advisory Agreement between Travelers Asset Management International Corporation and the Convertible Bond Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)
(d)(26)	Investment Advisory Agreement between Travelers Asset Management International Company LLC and The Travelers Series Trust on behalf of Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(26) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on April 29, 2003.)
(d)(27)	Investment Subadvisory Agreement between Travelers Asset Management International Company LLC and Pioneer Investment Management, Inc. as Subadviser to the Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(27) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on April 29, 2003.)

(d)(28)	Investment Subadvisory Agreement between Travelers Asset Management International Company LLC and Merrill Lynch Investment Managers, L.P. as Subadviser to the Merrill Lynch Large Cap Core. (Incorporated herein by reference to Exhibit (d)(28) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed September 17, 2003.)
(d)(29)	Amendment to Investment Advisory Agreement between Travelers Asset Management International Company LLC and the Convertible Securities Portfolio (formerly Convertible Bond Portfolio) of the Registrant. Filed herewith.
(d)(30)	Amendment to Investment Advisory Agreement between the Disciplined Mid Cap Stock Portfolio (formerly Mid Cap Disciplined Equity Fund) of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(30) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(31)	Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and The Travelers Investment Management Company, as Subadviser to the Disciplined Mid Cap Stock Portfolio (formerly Mid-Cap Disciplined Equity Fund). (Incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(32)	Amendment to the Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(33)	Amendment to the Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(34)	Amendment to Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(34) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(35)	Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Federated Investment Management Company as Subadviser to Federated High Yield Portfolio. (Incorporated herein by reference to Exhibit (d)(35) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(36)	Amendment to Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(36) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(37)	Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Federated Investment Management Company as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(37) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(38)	Amendment to Sub-Advisory Agreement dated January 1, 1004 between Travelers Asset Management International Company LLC and Federated Equity Management Company of Pennsylvania as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(38) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(39)	Amendment to the Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(39) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(40)	Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Lazard Asset Management LLC as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(40) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(41)	Amendment to Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(41) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(42)	Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(42) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(43)	Amendment to Investment Advisory Agreement between Travelers Asset Management International Company LLC and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(43) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(44)	Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Massachusetts Financial Services Company, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(44) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(45)	Amendment to the Investment Advisory Agreement between Travelers Asset Management International Company and the MFS Value Portfolio (formerly NWQ Large Cap Portfolio) of the Registrant. (Incorporated herein by reference to Exhibit (d)(45) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(46)	Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company and Massachusetts Financial Services Company as subadviser to the MFS Value Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d) (46) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(47)	Amendment to the Investment Advisory Agreement between Travelers Asset Management International Company and Massachusetts Financial Service Company, as subadviser for the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(47) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(48)	Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company and the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(48) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(49)	Amendment to Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(49) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(50)	Form of Amendment to Investment Advisory Agreement between the Social Awareness Stock Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit (d)(50) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(51)	Amendment to Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(51) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(52)	Amendment to Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolio of The Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(52) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(d)(53)	Investment Advisory Agreement between the AIM Capital Appreciation Portfolio and Travelers Investment Adviser Inc. to be filed by subsequent amendment.

(d)(54)	Investment Advisory Agreement between the MFS Total Return Portfolio and Travelers Investment Adviser Inc. to be filed by subsequent amendment.
(d)(55)	Investment Advisory Agreement between the Pioneer Strategic Income Portfolio and Travelers Invetment Adviser Inc. to be filed by subsequent amendment.
(d)(56)	Investment Advisory Agreement between the Salomon Brothers Strategic Total Return Bond Portfolio and Travelers Investment Adviser Inc. to be filed by subsequent amendment.
(d)(57)	Investment Advisory Agreement between the Strategic Equity Portfolio and Travelers Investment Adviser Inc. to be filed by subsequent amendment.
(d)(58)	Investment Advisory Agreement between the Van Kampen Enterprise Portfolio and Travelers Investment Adviser Inc. to be filed by subsequent amendment.
(d)(59)	Investment Advisory Agreement between the Travelers Managed Income Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment.
(d)(60)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Massachusetts Financial Services Company as subadviser to the MFS Total Return Portfolio of the Registrant to be filed by subsequent amendment.
(d)(61)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and AIM Capital Management as subadviser to the AIM Capital Appreciation Portfolio of the Registrant to be filed by subsequent amendment.
(d)(62)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Pioneer Investment Management as subadviser to the Pioneer Strategic Income Portfolio of the Registrant to be filed by subsequent amendment.
(d)(63)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Salomon Brothers Asset Management as subadviser to the Salomon Brothers Strategic Total Return Bond Portfolio of the Registrant to be filed by subsequent amendment.
(d)(64)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Fidelity Management & Research as subadviser to the Strategic Equity Portfolio of the Registrant to be filed by subsequent amendment.
(d)(65)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Van Kampen Asset Management as subadviser to the Van Kampen Enterprise Portfolio of the Registrant to be filed by subsequent amendment.
(d)(66)	Investment Advisory Agreement between the Pioneer Mid Cap Value Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment.
(d)(67)	Investment Advisory Agreement between the Style Focus Series: Small Cap Growth Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment.
(d)(68)	Investment Advisory Agreement between the Style Focus Series: Small Cap Value Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment.
(d)(69)	Investment Advisory Agreement between the Managed Allocation Series: Aggressive Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment.
(d)(70)	Investment Advisory Agreement between the Managed Allocation Series: Conservative Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment

(d)(71)	Investment Advisory Agreement between the Managed Allocation Series: Moderate Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment
(d)(72)	Investment Advisory Agreement between the Managed Allocation Series: Moderate-Aggressive Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment
(d)(73)	Investment Advisory Agreement between the Managed Allocation Series: Moderate-Conservative Portfolio and Travelers Asset Management International Company, LLC to be filed by subsequent amendment
(d)(74)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Pioneer Investment Management as subadviser to the Pioneer Mid CapValue Portfolio of the Registrant to be filed by subsequent amendment.
(d)(75)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Janus Capital Management LLC as subadviser to the Style Focus Series: Small Cap Growth Portfolio of the Registrant to be filed by subsequent amendment.
(d)(76)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and TIMCO as subadviser to the Style Focus Series: Small Cap Growth Portfolio of the Registrant to be filed by subsequent amendment.
(d)(77)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Dreman Value Management as subadviser to the Style Focus Series: Small Cap Value Portfolio of the Registrant to be filed by subsequent amendment.
(d)(78)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and TIMCO as subadviser to the Style Focus Series: Small Cap Value Portfolio of the Registrant to be filed by subsequent amendment.
(d)(79)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Aggressive Portfolio of the Registrant to be filed by subsequent amendment.
(d)(80)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Conservative Portfolio of the Registrant to be filed by subsequent amendment.
(d)(81)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Moderate Portfolio of the Registrant to be filed by subsequent amendment.
(d)(82)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Aggressive-Moderate Portfolio of the Registrant to be filed by subsequent amendment
(d)(83)	Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Aggressive-Conservative Portfolio of the Registrant to be filed by subsequent amendment
(g)(2)	Master Custody Agreement with State Street Bank and Trust. (Incorporated herein by reference to Exhibit g(5) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, File No. 33-75644, Accession No. 0000950130-02-001166 filed February 27, 2002.)

(h)(1)	Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)
(h)(2)	Form of Amended and Restated Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit h (2) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)
(h)(4)	Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)
(h)(5)	Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)
(h)(6)	Transfer Agency and Services Agreement between Citi Fiduciary Trust Company (formerly Smith Barney Private Trust Company) and the Registrant. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed on February 28, 2001.)
(h)(7)	Sub-Transfer Agency and Services Agreement between Registrant and PFPC Global Fund Services. (Incorporated herein by reference to Exhibit h.3 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed February 28, 2001.)
(i)	Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant’s Rule 24f-2 Notice filing on March 25, 1998.)
(j)(1)	Consent of Independent Auditors. To be filed by amendment.
(j)(3)	Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)
(j)(4)	Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)
(j)(5)	Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for R. Jay Gerken, and Richard Peteka. (Incorporated herein by reference to Exhibit J(5) to Post-Effective Amendment No. 31 filed February 27, 2003.)
(j)(6)	Powers of Attorney authorizing Ernest J. Wright, Assistant Secretary or Kathleen A. McGah, Secretary as signatory for Robert E. McGill III, Lewis Mandell, Frances M Hawk, and R. Jay Gerken. (Incorporated herein by reference to Exhibits 16(a), 16(b), 16(c) and 16(d) to Form N-14 filed November 24, 2004.)
(p)(1)	Codes of Ethics for Smith Barney Fund Management LLC (f/k/a/ SSB Citi Fund Management LLC and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit p. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed February 28, 2001.)
(p)(2)	Code of Ethics for The Travelers Series Trust. (Incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)
(p)(3)	Code of Ethics for Fidelity Management & Research Company as Subadviser. (Incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)
(p)(4)	Code of Ethics for Lazard Asset Management as Subadviser. (Incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)
(p)(5)	Code of Ethics for Federated Investment Counseling. (Incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)

(p)(6)	Code of Ethics for Massachusetts Financial Services Company. (Incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)
(p)(7)	Code of Ethics for Travelers Asset Management International Company LLC as Adviser. (Incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)
(p)(8)	Code of Ethics for Pioneer Investment Management, Inc. (Incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on April 29, 2003.)
(p)(9)	Code of Ethics for Merrill Lynch Investment Managers, L.P. (Incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on September 17, 2003.
(p)(10)	Code of Ethics for Travelers Investment Adviser Inc. to be filed by subsequent amendment.
(p)(11)	Code of Ethics for AIM Capital Management to be filed by subsequent amendment.
(p)(12)	Code of Ethics for Van Kampen Asset Management to be filed by subsequent amendment.
(p)(13)	Code of Ethics for Salomon Brothers Asset Management to be filed by subsequent amendment.
(p)(14)	Code of Ethics for Dreman Value Management to be filed by subsequent amendment.
(p)(15)	Code of Ethics for Deutsche Investment Management Americas Inc. to be filed by subsequent amendment.
(p)(16)	Code of Ethics for Mondrian Investment Partners Ltd to be filed by subsequent amendment.

Item 23. Persons Controlled By or Under Common Control With the Registrant

Not Applicable.

Item 24. Indemnification

Provisions for the indemnification of the Series Trust’s Trustees and officers are contained in and are incorporated by reference to the Series Trust’s Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of Investment Advisers

See the material under the caption “Management” included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption “Investment Advisory Services” included in Part B (Statement of Additional Information) of this Registration Statement.

Information as to the Officers and Directors of Travelers Asset Management International Company LLC (TAMIC) is included in its Form ADV filed with the SEC (Registration Number 801-17003) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Smith Barney Fund Management LLC is included in its Form ADV filed with the SEC (Registration Number 801-8314) and is incorporated herein by reference thereto.

Information as to the Officers and Directors of The Travelers Investment Management Company (TIMCO) is included in its Form ADV filed with the SEC (Registration Number 801-07212) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services Company is included in its Form ADV (File No. 801-17352) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Mondrian Investment Partners is included in its Form ADV (File No. 801-37702) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Federated Investment Counseling is included in its Form ADV (File No. 801-134611) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Fidelity Management & Research Company is included in its Form ADV (File No. 801-7884) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Pioneer Investment Management, Inc. is included in its Form ADV (File No. 801-8255) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Merrill Lynch Investment Managers, L.P. is included in its Form ADV (File No. 801-11583) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Janus Capital Management is included in its Form ADV (File No. 801-13991) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Dreman Value Management LLC is included in its Form ADV (File No. 801-54255) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Deutsche Investment Management Americas Inc. is included in its Form ADV (File No. 801-252) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Travelers Investment Adviser Inc. is included in its Form ADV (File No. 801-52365) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of AIM Capital Management is included in its Form ADV (File No. 801-15211) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Van Kampen Asset Management is included in its Form ADV (File No. 801-01669) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Salomon Brothers Asset Management is included in its Form ADV (File No. 801-32046) filed with the Commission, which is incorporated herein by reference thereto.

Item 26. Principal Underwriter

Not Applicable.

Item 27. Location of Accounts and Records

(1)	Smith Barney Fund Management LLC
125 Board Street
New York, NY 10004

(2)	State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

(3)	PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.)
101 Federal Street
Boston, MA 02110

(4)	Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust)
125 Broad Street
New York, New York 10004

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and state of Connecticut, on the 6th day of April, 2005.

THE TRAVELERS SERIES TRUST
(Registrant)

By:	*R. Jay Gerken

R. Jay Gerken
Chairman, Board of Trustees
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 6th day of April 2005.

R. JAY GERKEN	Chairman of the Board, President and
Chief Executive Officer
(R. Jay Gerken)

*ROBERT E. MCGILL III	Trustee

(Robert E. McGill III)

*LEWIS MANDELL	Trustee

(Lewis Mandell)

*FRANCES M. HAWK	Trustee

(Frances M. Hawk)

*By:	/s/ Ernest J. Wright, Attorney-in-Fact
Assistant Secretary, Board of Trustees

EXHIBIT INDEX

NONE